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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 6/30/10

*	Funds included are: Invesco Municipal Fund, Invesco Van Kampen California Insured Tax Free Fund, Invesco Van Kampen Insured Tax Free Income Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund and Invesco Van Kampen New York Tax Free Income Fund.

TABLE OF CONTENTS

Item 1. Schedule of Investments
EXHIBIT INDEX
Item 1. Schedule of Investments.

Invesco Municipal Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	MS-MUNI-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Municipal Fund
Schedule of Investments
June 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—99.5%
Alaska—0.8%
Alaska Railroad Corp., Revenue Bonds, (FGIC) (a)	5.00%	08/01/15	$2,680	$2,977,239

Arizona—0.4%
Maricopa County, Pollution Control, Arizona Public Service Co., Series 2009 A (b)	6.00	05/01/29	1,400	1,499,806

California—19.2%
California State Public Works Board, Revenue Bonds	5.25	06/01/13	1,150	1,239,930
California State Public Works Board, Revenue Bonds	5.50	06/01/15	1,275	1,383,401
California State, General Obligation Bonds	5.25	02/01/14	1,375	1,513,545
Coachella Valley, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/30	1,000	270,260
County of Riverside, (AMBAC; COPS) (a)	5.00	11/01/14	3,500	3,898,160
Eureka, Union School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	08/01/28	2,475	771,086
Eureka, Union School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	08/01/30	2,615	702,494
Indio, Redevelopment Agency, Tax Allocation, Series 2008 A	5.00	08/15/24	1,470	1,449,420
Indio, Redevelopment Agency, Tax Allocation, Tax Allocation Series 2008 A	5.125	08/15/25	2,015	1,990,880
Long Beach, Community College District, General Obligation Bonds, (FGIC) (a)(c)	0.00	05/01/14	2,465	2,238,959
Los Angeles, Unified School District, General Obligation Bonds, Election of 2004 Series I	5.25	07/01/22	3,200	3,517,696
Madera, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/26	2,740	986,263
Madera, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/27	2,865	955,363
Madera, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/28	1,395	429,995
Merced City, School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	08/01/28	1,405	445,385
Merced City, School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	08/01/29	3,260	955,767
Mount San Antonio, Community College District, General Obligation Bonds, (MBIA) (a)(c)	0.00	08/01/16	13,700	11,202,079
Murrieta Valley, Unified School District, Public Financing Authority, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/24	620	282,038
Murrieta Valley, Unified School District, Public Financing Authority, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/27	4,050	1,479,992
Murrieta Valley, Unified School District, Public Financing Authority, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/28	4,400	1,500,356
Murrieta Valley, Unified School District, Public Financing Authority, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/29	4,400	1,403,600
Murrieta Valley, Unified School District, Public Financing Authority, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/30	1,630	475,716
Norwalk-LA Mirada, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/25	8,900	3,712,724
Pajaro Valley, Unified School District, COP, General Obligation Bonds, (FSA) (a)(c)	0.00	08/01/27	2,220	808,768
Palomar Pomerado Health, (MBIA) (a)(c)	0.00	08/01/16	1,880	1,491,949
Palomar Pomerado Health, (MBIA) (a)(c)	0.00	08/01/17	4,970	3,668,804
Palomar Pomerado Health, (MBIA) (a)(c)	0.00	08/01/19	4,320	2,738,102
Rescue Union School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	09/01/27	2,000	691,180
Santa Ana, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/19	3,425	2,192,103
Santa Ana, Unified School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	08/01/20	2,050	1,230,041
See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Twin Rivers Unified School District, General Obligation Bonds, Series 2009 (BANs) (c)	0.00%	04/01/14	$2,950	$2,634,202
Union Elementary School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	09/01/27	7,000	2,584,610
Union Elementary School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	09/01/28	1,000	343,830
William S. Hart Union High School District, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/21	7,065	4,032,985
William S. Hart Union High School District, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/22	3,000	1,562,460
William S. Hart Union High School District, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/24	7,725	3,448,826
William S. Hart Union High School District, General Obligation Bonds, (FSA) (a)(c)	0.00	09/01/28	500	164,240

				70,397,209

Colorado—1.6%
Regional Transportation District, COP, (AMBAC) (a)	5.00	12/01/12	5,540	5,984,530

District of Columbia—2.3%
District of Columbia, General Obligation Bonds, (FSA) (a)(d)	5.00	06/01/16	2,325	2,658,475
District of Columbia, General Obligation Bonds, (FSA) (a)	5.00	06/01/19	5,000	5,621,350

				8,279,825

Florida—13.9%
Citizens Property Insurance Corp., Revenue Bonds, (MBIA) (a)	5.00	03/01/12	3,000	3,135,660
County of Miami-Dade, Revenue Bonds, (FGIC) (a)	5.00	08/01/12	6,655	7,115,060
County of Miami-Dade, Revenue Bonds, (FGIC) (a)	5.00	08/01/13	1,810	1,962,855
County of Osceola, Revenue Bonds, (AMBAC) (a)	5.00	10/01/12	1,930	2,073,457
County of Osceola, Revenue Bonds, (AMBAC) (a)	5.00	10/01/13	3,140	3,442,413
County of St. Lucie, Transportation Revenue Bonds, (AMBAC) (a)	5.00	08/01/13	1,000	1,109,440
Florida Municipal Loan Council, Revenue Bonds, (MBIA) (a)	5.00	10/01/12	1,040	1,129,502
Florida Municipal Loan Council, Revenue Bonds, (MBIA) (a)	5.00	10/01/13	1,630	1,802,747
Florida State Board of Education, Revenue Bonds, (AMBAC) (a)	5.00	07/01/19	2,500	2,731,475
Florida State Mid-Bay Bridge Authority, Revenue Bonds, (AGC) (a)	5.00	10/01/22	4,225	4,433,461
Miami-Dade County School Board, COP,General Obligation Bonds, (FGIC) (a)	5.00	05/01/13	5,995	6,387,433
Palm Beach County School Board, General Obligation Bonds, (MBIA) (a)	5.00	08/01/12	3,545	3,818,993
Palm Beach County School Board, General Obligation Bonds, (MBIA) (a)	5.00	08/01/13	3,735	4,111,563
Seminole County, School Board, COP, (AMBAC) (a)	5.00	07/01/12	4,070	4,359,214
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds, (MBIA) (a)	5.00	10/01/13	1,605	1,759,578
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds, (MBIA) (a)	5.00	10/01/14	1,500	1,662,690

				51,035,541

Illinois—11.1%
Chicago, Board of Education, General Obligation Bonds, (FSA) (a)	5.00	12/01/17	1,010	1,151,521
Chicago, General Obligation Bonds, (FGIC) (a)(c)	0.00	01/01/19	4,000	2,795,120
Chicago, Transit Authority, Revenue Bonds, (AGC) (a)	5.25	06/01/23	2,200	2,315,104
Chicago, Transit Authority, Revenue Bonds, (AGC) (a)	5.25	06/01/24	3,965	4,147,668
Cook County, School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	12/01/22	4,125	2,247,960
Illinois Finance Authority, Edward Hospital, Revenue Bonds, (AMBAC) (a)	6.00	02/01/23	900	976,347
Illinois Finance Authority, Edward Hospital, Revenue Bonds, (AMBAC) (a)	6.00	02/01/24	1,175	1,260,622
Illinois Finance Authority, Edward Hospital, Revenue Bonds, (AMBAC) (a)	6.00	02/01/26	380	402,694
Illinois Finance Authority, Elmhurst, Revenue Bonds	7.00	11/15/15	1,000	1,001,440
See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois Finance Authority, Gas Supply, Revenue Bonds (b)	3.75%	02/01/33	$5,150	$5,184,196
Illinois Finance Authority, Northwestern Memorial Hospital, Revenue Bonds, Series 2009 B	5.00	08/15/16	1,890	2,077,790
Illinois Health Facilities Authority, Revenue Bonds, (MBIA) (a)	5.00	11/15/12	1,000	1,002,340
Illinois Municipal Electric Agency, Revenue Bonds, (FGIC) (a)	5.00	02/01/13	1,065	1,147,996
Illinois Municipal Electric Agency, Revenue Bonds, (FGIC) (a)	5.00	02/01/15	1,000	1,101,290
Kendall, Kane & Will Counties, Community School District No. 308, General Obligation Bonds, (FSA) (a)(c)	0.00	02/01/23	5,540	3,052,540
Kendall, Kane & Will Counties, Community School District No. 308, General Obligation Bonds, (FSA) (a)(c)	0.00	02/01/25	2,250	1,093,275
Lake County, Community Consolidated School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	12/01/19	3,585	2,436,330
Lake County, Community Consolidated School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	12/01/21	330	216,678
Lake County, Community Consolidated School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	12/01/21	4,045	2,433,957
Madison & Jersey Counties, Unit School District, General Obligation Bonds, (FSA) (a)(c)	0.00	12/01/20	2,900	1,753,717
Metropolitan Pier & Exposition Authority, Dedicated State Tax, Revenue Bonds, (MBIA) (a)(c)	0.00	06/15/20	925	919,857
Metropolitan Pier & Exposition Authority, Dedicated State Tax, Revenue Bonds, (MBIA) (a)(e)	0.00	12/15/23	4,250	2,130,100

				40,848,542

Indiana—8.9%
Crown Point, Multi-School Building Corp., Revenue Bonds, (MBIA) (a)(c)	0.00	01/15/24	5,200	2,685,384
Eagle, Union Middle School Building, Revenue Bonds, (AMBAC) (a)	4.90	07/05/16	1,000	1,015,750
Eagle, Union Middle School Building, Revenue Bonds, (AMBAC) (a)	5.00	07/05/17	1,500	1,524,525
Fort Wayne Hospital Authority, Revenue Bonds, (MBIA) (a)	4.70	11/15/11	520	526,011
Indiana Port Commission, Revenue Bonds	4.10	05/01/12	3,450	3,578,823
Indiana Transportation Finance Authority, Highway Revenue Bonds, (AMBAC) (a)(c)	0.00	12/01/16	1,695	1,399,629
Merrillville, Multi School Building Corp., Revenue Bonds	5.00	01/15/17	1,260	1,408,176
Merrillville, Multi School Building Corp., Revenue Bonds	5.00	07/15/17	1,285	1,440,099
Michigan City, Area-Wide School Building Corp., Revenue Bonds, (FGIC) (a)(c)	0.00	01/15/17	2,000	1,633,860
Michigan City, Area-Wide School Building Corp., Revenue Bonds, (FGIC) (a)(c)	0.00	01/15/18	3,000	2,322,150
Michigan City, Area-Wide School Building Corp., Revenue Bonds, (FGIC) (a)(c)	0.00	01/15/20	1,750	1,219,418
Noblesville, High School Building Corp., Revenue Bonds, (AMBAC) (a)	5.00	07/10/13	2,475	2,752,645
Noblesville, High School Building Corp., Revenue Bonds, (AMBAC) (a)(c)	0.00	02/15/19	1,850	1,277,332
North Side, High School Building Corp., Revenue Bonds, (FSA) (a)	5.25	07/15/13	2,910	3,295,808
Northwest Allen County, Middle School Building Corp., (FSA) (a)	5.00	07/15/16	1,395	1,583,730
Northwest Allen County, Middle School Building Corp., (FSA) (a)	5.00	07/15/19	3,200	3,564,160
Westfield High School Building Corp., Revenue Bonds, (FSA) (a)	5.00	01/10/13	1,285	1,407,358

				32,634,858

Iowa—0.4%
Iowa Finance Authority, Private University, Revenue Bonds, (CIFG) (a)	5.00	04/01/13	1,210	1,288,940

Kansas—0.8%
Harvey County, Unified School District No. 373 Newton Refunding & Improvement, (MBIA) (a)	5.00	09/01/19	2,630	2,943,154

See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky—0.6%
Kentucky Asset Liability Commission, Revenue Bonds, (MBIA) (a)	5.00%	09/01/14	$1,800	$2,054,916

Louisiana—2.4%
Louisiana Correctional Facilities Corp., Revenue Bonds, (AMBAC) (a)	5.00	09/01/12	1,230	1,326,198
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects, (AMBAC) (a)	5.00	11/01/13	1,320	1,458,085
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects, (AMBAC) (a)	5.00	11/01/15	1,200	1,341,828
Louisiana Offshore Terminal Authority, Revenue Bonds, Deepwater Port Series 2007 B-2 (b)	4.30	10/01/37	2,850	2,904,293
New Orleans, Audubon Commission, General Obligation Bonds, (FSA) (a)	5.00	10/01/13	1,695	1,845,923

				8,876,327

Massachusetts—1.6%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/25	3,810	4,026,484
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds, (AMBAC) (a)	4.80	07/01/12	1,665	1,676,122

				5,702,606

Michigan—6.8%
Brandon School District, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/16	1,425	1,603,852
Brandon School District, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/18	1,410	1,592,017
Brandon School District, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/19	1,395	1,555,174
Dearborn, School District, General Obligation Bonds, (FGIC; Q-SBLF) (a)	5.00	05/01/16	2,480	2,786,999
Detroit, City School District, School Building & Site Improvement, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/12	1,000	1,062,140
Detroit, Sewer Disposal, Revenues Bonds, (BHAC; FGIC) (a)	5.50	07/01/26	475	507,614
Greenville, Public Schools, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/16	1,410	1,586,969
Greenville, Public Schools, General Obligation Bonds, (FSA; Q-SBLF) (a)	5.00	05/01/18	1,235	1,394,426
Lansing, Board of Water & Light, Revenue Bonds, Series A	5.00	07/01/24	1,000	1,071,440
Michigan State Strategic Fund, Michigan House of Representatives Facilities, Revenue Bonds, (AGC) (a)	5.25	10/15/23	1,485	1,604,364
Saginaw, Hospital Financing Authority, Revenue Bonds, (MBIA) (a)	5.375	07/01/19	1,265	1,266,088
Traverse City, Public Schools, (FSA) (a)	5.00	05/01/17	2,300	2,638,008
Traverse City, Public Schools, (FSA) (a)	5.00	05/01/18	2,280	2,622,160
Traverse City, Public Schools, (FSA) (a)	5.00	05/01/19	2,260	2,566,207
Warren, Consolidated School District, General Obligation Bonds, (Q-SBLF) (a)	4.15	05/01/14	1,000	1,058,120

				24,915,578

Mississippi—0.1%
Mississippi Business Finance Corp. Gulf Opportunity Zone, Chevron USA Inc., Series 2007 A (f)(g)	0.13	12/01/30	500	500,000

Missouri—0.8%
Manchester, Tax Increment and Transportation Refunding, Revenue Bonds	6.00	11/01/25	3,000	3,029,580

Nebraska—0.6%
Nebraska Public Power District, Revenue Bonds, (FSA) (a)	5.00	01/01/13	2,000	2,195,160

Nevada—2.0%
Director of the State of Nevada Department of Business & Industry, Revenue Bonds, (AMT) (b)	5.625	12/01/26	1,100	1,150,688
Las Vegas, Redevelopment Agency, Revenue Bonds	6.25	06/15/16	1,475	1,624,742
See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washoe County, General Obligation Bonds, (FSA) (a)(c)	0.00%	07/01/18	$4,235	$3,253,962
Washoe County, School District, School Improvement, General Obligation Bonds, Series A	4.75	06/01/26	1,405	1,442,261

				7,471,653

New Jersey—0.9%
Monmouth County, Improvement Authority, Revenue Bonds, (AMBAC) (a)	5.00	12/01/16	1,010	1,117,626
Monmouth County, Improvement Authority, Revenue Bonds, (AMBAC) (a)	5.00	12/01/17	2,000	2,211,280

				3,328,906

New Mexico—0.7%
New Mexico Finance Authority, Revenue Bonds, (MBIA) (a)	5.00	06/15/13	1,000	1,107,310
New Mexico Finance Authority, Revenue Bonds, (MBIA) (a)	5.00	06/15/14	1,200	1,349,148

				2,456,458

New York—0.4%
Suffolk County Industrial Development Agency, Civic Facility Refunding, Revenue Bonds	5.00	03/01/26	1,300	1,305,824

Ohio—0.7%
Cleveland, Income Tax, Bridges & Roadways, Revenue Bonds, (AGC) (a)	5.00	10/01/25	1,555	1,670,552
Ohio State, Water Development Authority, Pollution Control Facilities, First Energy, Revenue Bonds, Series 2009 A (b)	5.875	06/01/33	865	946,985

				2,617,537

Oregon—0.4%
Gilliam County, Solid Waste Disposal, Revenue Bonds, (AMT) (b)	4.875	07/01/38	1,400	1,451,072

Pennsylvania—5.1%
Allegheny County, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A	5.00	09/01/18	3,000	3,301,530
Cranberry Township, General Obligation Bonds, (FGIC) (a)	4.80	12/01/18	1,310	1,373,090
Dover, Area School District, General Obligation Bonds, (FGIC) (a)	5.00	04/01/16	1,000	1,030,850
Elizabeth Forward, School District, (MBIA) (a)(c)	0.00	09/01/11	1,250	1,232,775
Girard Area, School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	10/01/18	700	505,855
Girard Area, School District, General Obligation Bonds, (FGIC) (a)(c)	0.00	10/01/19	250	169,765
Montour, School District, General Obligation Bonds, (MBIA) (a)(c)	0.00	01/01/13	300	282,960
Penn Hills Municipality, General Obligation Bonds, Series B (c)	0.00	06/01/12	1,615	1,496,588
Penn Hills Municipality, General Obligation Bonds, Series B (c)	0.00	12/01/13	210	180,755
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds (c)	0.00	06/01/12	685	659,943
Philadelphia, Authority for Industrial Development, (FSA) (a)	5.00	02/15/15	2,150	2,436,380
Pittsburgh, Urban Redevelopment Authority, Revenue Bonds, (FGIC) (a)(c)	0.00	09/01/26	8,480	3,164,482
Pittsburgh, Water & Sewer Authority, Water & Sewer System, Revenue Bonds, (FSA) (a)	5.00	09/01/13	1,000	1,108,770
Steel Valley, Allegheny County School District, General Obligation Bonds (c)	0.00	11/01/11	1,170	1,143,499
Steel Valley, Allegheny County School District, General Obligation Bonds (c)	0.00	11/01/17	650	489,541

				18,576,783

Puerto Rico—1.4%
Puerto Rico Electric Power Authority, Revenue Bonds	5.00	07/01/24	2,000	2,049,040
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series 2009 A (b)(h)	5.00	08/01/11	2,895	3,034,018

				5,083,058

Rhode Island—0.3%
Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, Series 2002-A A	6.00	06/01/23	1,010	1,016,292

See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—0.5%
Greenwood Fifty School Facilities, Inc., Installment Purchase, Revenue Bonds, (AGC) (a)	5.00%	12/01/11	$1,000	$1,054,160
Lexington County, Revenue Bonds, Series 2007 A	5.00	11/01/16	165	182,003
Richland County, Revenue Bonds	6.10	04/01/23	725	735,375

				1,971,538

Tennessee—0.4%
Memphis-Shelby Sports Authority, Inc., Revenue Bonds, Memphis Arena Project, (MBIA) (a)	5.00	11/01/13	1,410	1,542,850

Texas—8.7%
Amarillo, General Obligation Bonds, (MBIA) (a)	5.00	05/15/13	1,020	1,134,230
Brazos, Harbor Industrial Development Corp., Environmental Facilities, Dow Chemical Project, Revenue Bonds (b)	5.90	05/01/38	2,695	2,668,373
Brownsville, Utility System, Revenue Bonds, (FSA) (a)	5.00	09/01/23	1,240	1,349,690
Capital Area Cultural Education Facilities Finance Corp., Revenue Bonds	5.50	04/01/23	1,670	1,678,601
City of Houston, General Obligation Bonds, (MBIA) (a)	5.00	03/01/16	1,000	1,145,520
County of Bexar, General Obligation Bonds, (FSA) (a)	5.00	06/15/14	1,330	1,514,178
Greenville, Electric Utility System, Revenue Bonds	5.00	02/15/26	2,475	2,569,693
Harris County, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds, (AGC) (a)	5.25	11/15/24	1,950	2,100,345
Houston, Community College System, Revenue Bonds, (AMBAC) (a)	4.00	04/15/12	1,465	1,551,992
Houston, Hotel Occupancy, Revenue Bonds, (FSA; AMBAC) (a)(c)	0.00	09/01/25	2,575	1,166,269
Houston, Hotel Occupancy, Revenue Bonds, (FSA; AMBAC) (a)(c)	0.00	09/01/26	9,600	4,062,336
Houston, Utility System, Revenue Bonds, (FGIC) (a)	5.00	11/15/13	1,000	1,128,140
Lubbock, General Obligation Bonds, (FSA) (a)	5.00	02/15/14	1,355	1,530,039
Sam Rayburn, Municipal Power Agency, Revenue Bonds	6.00	10/01/21	650	666,829
Tarrant County, Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	02/15/14	2,000	2,188,040
Tarrant County, Cultural Education Facilities Finance Corp., Revenue Bonds	7.25	11/15/16	1,800	1,804,860
Texas State Turnpike Authority, Revenue Bonds, (AMBAC) (a)(c)	0.00	08/15/18	5,700	3,781,437

				32,040,572

Utah—1.6%
Intermountain Power Agency, Power Supply, Revenue Bonds, (ETM) (c)	0.00	07/01/17	1,750	1,390,585
University of Utah, COP, General Obligation Bonds, (AMBAC) (a)	5.00	12/01/11	1,495	1,588,931
University of Utah, COP, General Obligation Bonds, (AMBAC) (a)	5.00	12/01/12	1,545	1,700,211
University of Utah, COP, General Obligation Bonds, (AMBAC) (a)	5.00	12/01/13	1,000	1,127,500

				5,807,227

Virginia—0.4%
Virginia State Peninsula Regional Jail Authority, Regional Jail Facilities, Revenue Bonds, (MBIA) (a)	5.00	10/01/13	1,385	1,535,965
Washington—3.2%
City of Seattle, Revenue Bonds	5.00	02/01/18	1,795	2,043,356

Clark County, School District No. 117, Camas, General Obligation Bonds, (FSA) (a)	5.00	12/01/13	1,500	1,692,870
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds	6.50	06/01/26	775	792,748
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds, (AMBAC) (a)(c)	0.00	06/01/14	3,025	2,815,791
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds, (AMBAC) (a)(c)	0.00	06/01/15	3,250	2,918,207
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds, (AMBAC) (a)(c)	0.00	06/01/16	1,885	1,617,236

				11,880,208

Wisconsin—0.5%
Badger TOB Asset Securitization Corp., Revenue Bonds	6.125	06/01/27	625	674,231
See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, (AMBAC) (a)	5.625%	02/15/12	$1,000	$1,066,960

				1,741,191

Total Municipal Obligations (Cost $351,528,871)				364,990,945

Total Investments (Cost $351,528,871)			99.5%	364,990,945
Other Assets Less Liabilities			0.5	2,014,385

Net Assets			100.0%	$367,005,330

Investment Abbreviations:

AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
Q-SBLF	Qualified State Bond Loan Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(c)	Capital appreciation bond.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1B and Note 3.

(e)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(g)	Security is considered a cash equivalent.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
See accompanying notes to which are an integral part of this schedule.

Invesco Municipal Fund
Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco Municipal Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$364,990,945	$—	$364,990,945

Futures*	(663,827)	—	—	(663,827)

Total Investments	$(663,827)	$364,990,945	$—	$364,327,118

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Treasury 30 Year Bonds	245	September 2010/Short	$(31,237,500)	$(663,827)

NOTE 4 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,300,217

Aggregate unrealized (depreciation) of investment securities	(4,838,143)

Net unrealized appreciation of investment securities	$13,462,074

Cost of investments for tax purposes is $351,528,871.

Invesco Van Kampen California Insured Tax Free Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-CAITF-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.1% California 102.2%
$1,925	Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (AGM Insd)	*	09/01/20	$1,149,706
2,365	Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,432,261
1,500	Arcadia, CA Uni Sch Dist Election 2006, Ser A (AGM Insd)	5.000	08/01/37	1,530,285
1,000	Bakersfield, CA Wastewater Rev, Ser A (AGM Insd)	5.000	09/15/32	1,023,620
1,430	Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250	07/01/17	1,580,021
2,735	Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000	09/01/29	2,760,408
1,250	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	1,280,575
1,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.125	04/01/39	1,556,115
1,000	Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	1,021,430
1,850	Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500	08/01/18	1,948,475
515	Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625	10/01/32	515,124

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,100	California Ed Fac Auth Rev Claremont McKenna College (a)	5.000%	01/01/38	$2,162,181
2,165	California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875	11/01/20	2,178,596
1,800	California Ed Fac Auth Rev Univ Southn CA, Ser A (a)	5.250	10/01/39	1,924,722
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750	09/01/39	519,075
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	537,390
1,000	California Hlth Fac Fin Auth Rev Providence Hlth & Svc, Ser C	6.500	10/01/38	1,132,100
500	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000	11/15/36	497,795
1,700	California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A (AGM Insd)	5.250	07/01/38	1,695,053
500	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250	02/01/37	443,205
1,050	California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (AGM Insd)	5.625	01/01/27	1,051,018
945	California St (FGIC Insd)	6.250	09/01/12	991,447
1,000	California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250	11/01/38	1,045,220
1,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	784,880

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750%	02/01/38	$555,145
500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	543,525
1,900	California Statewide Cmnty Dev Auth Wtr Rev, Ser A (AGM Insd)	5.000	10/01/26	1,931,179
500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.250	10/01/39	499,940
2,000	Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000	08/01/12	2,246,880
3,000	Castaic Lake Wtr Agy CA Rev Ctf Partn, Ser A (NATL Insd)	5.250	08/01/23	3,087,030
100	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/26	103,389
125	Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000	08/01/28	128,242
1,160	Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250	12/01/30	1,085,482
1,400	Contra Costa, CA Cmnty College Dist Election 2002 (NATL Insd)	5.000	08/01/29	1,434,734
2,500	Desert, CA Cmnty College Dist, Ser C (AGM Insd)	5.000	08/01/37	2,543,150

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,400	Dinuba, CA Redev Agy Tax Alloc Merged City Redev Proj No 2 Rfdg (AMBAC Insd)	5.000%	09/01/34	$2,160,528
1,000	El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750	08/01/39	1,044,240
1,000	El Monte, CA Un High Sch Dist Election Of 2008, Ser A (AGL Insd)	5.500	06/01/34	1,063,690
1,200	Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000	09/01/32	1,221,576
2,330	Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000	04/01/42	2,296,961
1,480	Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000	09/01/21	1,479,822
590	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/17	671,739
630	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/18	718,420
675	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/19	770,323
720	Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900	08/01/20	821,354
1,000	Glendale, CA Redev Agy Tax Alloc Rev Ctr Glendale Redev Proj (NATL Insd)	5.250	12/01/20	1,022,600
2,425	Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000	09/01/24	2,400,580
695	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	594,378

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,500	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750%	06/01/47	$1,078,950
1,000	Golden Vly Uni Sch Dist CA Election 2006, Ser A (AGM Insd)	5.000	08/01/41	1,004,690
2,230	Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700	08/01/28	2,387,661
2,275	Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000	12/01/25	2,185,092
2,900	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	2,465,290
1,000	Imperial Irr Dist CA Ctf Partn Elec Sys Proj (AGM Insd)	5.250	11/01/23	1,069,310
1,450	Imperial Irr Dist CA Ctf Partn Wtr Sys Proj (AMBAC Insd)	5.000	07/01/19	1,465,892
750	Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625	08/15/35	732,698
2,000	Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250	05/01/23	1,981,820
1,715	Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000	09/02/23	1,683,581
1,000	Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750	08/01/35	1,061,820
1,000	La Canada, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.500	08/01/28	1,048,310

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250%	09/01/24	$2,015,480
2,000	La Quinta, CA Redev Agy Tax Alloc Redev Proj Area No 1 (AMBAC Insd)	5.000	09/01/22	2,017,820
1,000	Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (AGM Insd)	5.000	10/01/37	1,005,360
2,000	Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1 (a)	5.000	08/01/33	2,045,300
1,975	Los Angeles, CA Ctf Partn Real Ppty Pgm, Ser T (NATL Insd)	5.000	02/01/19	2,016,515
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000	07/01/26	1,047,390
1,000	Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000	07/01/44	1,018,020
1,045	Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100	07/01/25	1,046,191
1,000	Los Angeles, CA Uni Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	1,008,220
1,000	Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750	03/01/23	977,320
1,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000	07/01/35	1,029,170

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,265	Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	$478,891
1,000	Lynwood, CA Uni Sch Dist 2002 Election, Ser A (AGM Insd)	5.000%	08/01/27	1,003,070
1,520	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	1,576,088
1,105	Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000	12/01/20	1,158,272
2,000	Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000	10/01/20	2,017,440
1,000	Montebello, CA Uni Sch Dist Election Of 2004, Ser A-1 (AGL Insd)	5.250	08/01/34	1,036,510
1,000	Morongo Band Of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	6.500	03/01/28	948,660
1,570	Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250	08/01/16	1,587,725
1,000	Norco, CA Fin Auth Enterprise Rev Rfdg (AGM Insd)	5.625	10/01/34	1,049,920
1,300	Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200	04/01/23	1,307,995
1,145	Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000	10/01/25	1,154,503

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,200	Palm Desert, CA Fin Auth Tax Alloc Rev Proj Area No 4 Rfdg, Ser A (NATL Insd)	5.000%	10/01/29	$1,129,188
1,340	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250	11/01/19	1,415,388
500	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	536,430
1,045	Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000	09/01/30	1,057,091
2,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	2,081,460
1,000	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	1,069,910
2,020	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/15	2,041,069
1,110	Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000	02/01/16	1,118,913
1,000	Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125	02/01/33	844,540
1,230	Pomona, CA Pub Fin Auth Rev Swr Proj, Ser BA (AMBAC Insd)	4.500	12/01/46	1,101,477
1,360	Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000	04/01/19	1,526,532
1,055	Poway, CA Redev Agy Tax Alloc Paguay Redev Proj (AMBAC Insd)	5.375	06/15/20	1,070,888

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	$803,520
1,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000%	09/01/34	909,900
3,000	Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375	09/01/25	3,007,680
1,000	Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875	07/01/22	1,000,290
1,400	Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000	09/01/23	1,399,496
500	Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000	10/01/28	516,695
1,800	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000	10/01/38	1,814,400
1,000	Riverside, CA Wtr Rev, Ser B (AGM Insd)	5.000	10/01/33	1,033,390
6,375	Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375	08/01/30	5,380,117
70	Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC Insd)	5.000	12/01/33	69,140
1,000	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/32	1,014,490
1,015	Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000	07/01/41	1,020,319

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000%	12/01/29	$2,069,240
1,500	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	1,593,435
1,500	San Diego CA Pub Fac Fin Auth Lease Rev Rfdg Master Rfdg Proj, Ser A	5.250	03/01/40	1,475,505
2,535	San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250	10/01/27	2,526,229
1,000	San Francisco, CA City & Cnty Arpt Commn Intl Arpt, Ser E	6.000	05/01/39	1,102,930
3,110	San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (AGM Insd)	*	09/01/31	841,722
1,000	San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100	12/01/26	1,018,390
2,450	Santa Monica, CA Cmnty College Dist Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.250	02/01/23	2,470,409
1,460	Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (AGM Insd)	5.000	11/01/36	1,443,035
500	Sierra View Loc Hlthcare Dist CA Rev	5.250	07/01/32	477,410
1,000	South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750	09/01/22	1,034,670
2,365	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375	12/01/22	2,347,357

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,250	Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100%	12/01/37	$1,255,100
2,150	Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125	08/01/27	2,086,790
2,500	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	1,612,625
2,500	Turlock, CA Pub Fin Auth Tax Alloc Rev (AGM Insd)	5.000	09/01/36	2,353,875
3,055	University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500	05/15/47	2,875,519
705	University CA Rev, Ser O (a)	5.750	05/15/23	830,264
1,050	University CA Rev, Ser O (a)	5.750	05/15/25	1,221,465
1,475	Val Verde, CA Uni Sch Dist Ctf Partn Ref, Ser A (AGL Insd)	5.125	03/01/36	1,440,928
1,000	Walnut, CA Enegry Ctr Auth Rev Rfdg, Ser A	5.000	01/01/35	1,018,940
1,170	Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125	08/01/37	1,162,313
2,500	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	970,875
1,000	Westn Riverside Cnty, CA Wtr & Wastewater Fin Auth Wastern Muni Wtr Dist Impt (AGL Insd)	5.625	09/01/39	1,053,720
3,000	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/25	1,336,920

				179,478,574

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.9%
$1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.000%	08/01/39	$1,048,020
500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.000	08/01/35	485,370

				1,533,390

Total Long-Term Investments 103.1% (Cost $181,007,704)				181,011,962

Total Short-Term Investments 1.0% (Cost $1,800,000)				1,800,000

Total Investments 104.1% (Cost $182,807,704)				182,811,962

Liability for Floating Rate Note Obligations Related to Securities Held (5.2%) (Cost ($9,080,000))
(9,080) Notes with interest rates ranging from 0.31% to 0.36% at June 30, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (d)				(9,080,000)

Total Net Investments 98.9% (Cost 173,727,704)				173,731,962

Other Assets in Excess of Liabilities 1.1%				1,947,455

Net Assets 100.0%				$175,679,417

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued

exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Variable Rate Coupon

(d)	Floating rate notes. The interest rate show reflect the rates in effect at June 30, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the

Invesco Van Kampen California Insured Tax Free Fund
Schedule of of Investments ■ June 30, 2010 (Unaudited) continued
reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$182,811,962	$—	$182,811,962

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,001,987

Aggregate unrealized (depreciation) of investment securities	(4,883,925)

Net unrealized (depreciation) of investment securities	$(2,881,938)

Cost of investments for tax purposes is $185,693,900.

Invesco Van Kampen Insured Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-ITFI-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 105.2%
	Alabama 0.8%
$1,095	Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,149,958
3,670	Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250	10/01/30	3,309,680
2,300	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,388,711

				6,848,349

	Alaska 1.9%
6,525	Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000	10/01/24	6,860,320
9,570	Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000	10/01/24	10,061,802

				16,922,122

	Arizona 2.3%
5,000	Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500	01/01/38	5,224,750
885	Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250	09/01/24	919,807
1,665	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250	01/01/32	1,668,630
4,500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Rfdg, Ser A (FGIC Insd)	4.800	08/01/40	4,014,810
1,900	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.000	07/01/26	1,559,881

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,750	Pima Cnty, AZ Indl Dev Auth AZ Charter Sch Proj, Ser O	5.250%	07/01/31	$1,413,982
3,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/25	3,306,450
2,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,164,680

				20,272,990

	California 20.5%
3,780	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	3,404,835
2,205	Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000	10/01/30	1,969,660
3,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	3,224,340
1,630	California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (NATL Insd)	5.350	08/15/28	1,631,646
2,000	California Hsg Fin Agy Rev Home Mtg, Ser E (FGIC Insd) (AMT)	5.000	02/01/24	1,872,340
10,935	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	10,173,705
3,500	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,397,030
4,000	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,792,760
9,585	California St Dept Vet Affairs Home Pur Rev, Ser A (AMT) (a)	4.950	12/01/37	8,420,614

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,250	California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150%	12/01/27	$4,107,540
2,320	California Stwide Cmnty Dev Auth Rev Mtg Ridgecrest Rgl, Ser A (NATL Insd)	5.000	02/01/37	2,189,709
2,980	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.000	10/01/29	3,015,015
2,715	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin Pgm, Ser C (AGM Insd)	5.250	10/01/34	2,728,466
1,095	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.000	10/01/29	1,107,866
3,920	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.250	10/01/24	4,099,850
4,615	California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (AGM Insd)	5.000	10/01/26	4,732,406
7,430	Capistrano, CA Uni Sch Dist (NATL Insd)	5.000	09/01/25	7,139,190
2,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250	09/01/28	1,931,720
425	Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700	08/01/21	507,123
850	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	4.500	06/01/27	726,937

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$4,575	Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750%	06/01/47	$3,290,798
265	Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750	08/01/19	311,327
7,000	Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250	09/01/36	6,466,600
3,360	Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250	07/01/30	3,266,794
2,610	Los Angeles, CA Univ Sch Dist Election 2004, Ser H (AGM Insd)	5.000	07/01/32	2,631,454
2,000	Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier Sr, Ser A (AMBAC Insd)	5.000	07/01/35	2,058,340
10,000	Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250	09/01/36	8,615,500
2,000	Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000	07/01/35	2,073,800
1,000	Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250	08/01/30	1,040,730
2,420	Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500	08/01/31	2,589,182
4,000	Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000	11/01/29	3,713,960
10,000	Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000	09/01/35	8,708,900

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$6,335	Riverside, CA Elec Rev Issue, Ser D (AGM Insd) (a)	5.000%	10/01/38	$6,385,680
7,500	San Diego, CA Cmnty College Dist Election 2002 (a)	5.250	08/01/33	7,967,175
2,390	San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (AGM Insd) (AMT)	5.000	05/01/30	2,331,110
5,140	San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000	10/01/31	4,783,284
2,785	Santa Monica, CA Cmnty College Rfdg, Ser A (AMBAC Insd)	5.000	02/01/27	2,655,024
5,380	South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000	08/15/27	5,066,615
2,000	South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000	10/01/35	1,789,060
9,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	5,805,450
4,010	University CA Regt, Ser A (BHAC Insd)	4.500	05/15/47	3,774,413
3,275	University CA Rev, Ser O (a)	5.750	05/15/23	3,856,902
4,815	University CA Rev, Ser O (a)	5.750	05/15/25	5,601,290
3,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	3,155,130
4,440	Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000	08/01/30	4,395,422
12,865	West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/27	4,253,941

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,570	Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/24	$1,757,225

				178,517,858

	Colorado 2.9%
2,965	Arkansas River Pwr Auth CO Pwr Rev Impt (Syncora Gtd)	5.000%	10/01/43	2,577,860
3,745	Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250	02/15/34	3,660,513
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250	09/15/32	2,504,300
1,070	Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000	06/01/37	1,070,578
1,600	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	1,645,728
3,375	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/20	3,716,381
3,530	Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250	12/15/21	3,860,090
2,000	Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600	12/01/34	1,573,400
5,680	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,877,814

				25,486,664

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia 1.2%
$6,430	District Columbia Income Tax Rev, Ser A (a)	5.000%	12/01/23	$7,158,198
2,570	District Columbia Income Tax Rev, Ser B (a)	5.000	12/01/24	2,837,280

				9,995,478

	Florida 9.1%
3,000	Citizens Ppty Ins Corp FL, Ser A-1	5.000	06/01/14	3,161,490
115	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	118,006
1,840	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800	07/01/28	1,951,375
1,130	Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000	07/01/39	1,175,302
1,000	Florida Intergovnmtl Fin, Ser C1 (AMBAC Insd)	5.125	02/01/31	1,008,390
575	Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750	11/01/14	588,156
1,185	Florida St Brd Ed Cap Outlay Pub Ed, Ser C (NATL Insd)	5.000	06/01/23	1,233,111
750	Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750	07/01/14	760,162
1,340	Gulf Breeze, FL Rev Loc Govt (FGIC Insd)	5.150	12/01/20	1,344,100
500	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.650	12/01/20	507,690
2,500	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375	10/01/33	2,525,500

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd) (b)	5.000%	12/01/34	$840,144
1,000	Key West, FL Util Brd Elec Rev Cap Apprec, Ser D (AMBAC Insd) (c)	*	10/01/13	935,630
16,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.000	10/01/38	15,624,728
4,000	Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500	04/01/38	4,194,280
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250	05/01/26	5,299,200
4,500	Miami-Dade Cnty, FL Wtr & Swr Rev Miami-Dade Cnty Wtr & Swr Sys (AGM Insd)	5.000	10/01/39	4,660,425
1,000	Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125	04/01/20	1,001,410
2,200	Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250	11/15/17	2,226,686
750	Polk Cnty, FL Sch Brd Ctf Partn Master Lease, Ser A (AGM Insd)	5.500	01/01/16	774,308
685	Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000	10/01/18	685,411
1,500	Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000	09/01/35	1,545,540

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350%	03/15/42	$3,263,040
5,000	Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	4,619,100
535	Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg (NATL Insd)	5.250	09/01/12	558,738
1,000	Saint Lucie Cnty, FL Sch Brd Ctf, Ser A (AGM Insd)	5.000	07/01/21	1,042,820
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	449,810
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.750	10/01/22	488,365
4,000	Sunrise, FL Util Sys Rev Rfdg (AMBAC Insd)	5.200	10/01/22	4,224,000
6,255	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625	12/01/13	6,273,515
1,000	Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200	11/01/25	917,610
3,735	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/19	3,741,424
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250	10/15/22	1,000,550

				78,740,016

	Georgia 5.4%
1,370	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250	12/01/21	1,473,860

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,000	Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250%	12/01/22	$1,063,820
4,390	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/25	4,563,054
11,355	Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000	07/01/36	11,505,340
14,530	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400	01/01/13	15,558,433
160	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd) (Prerefunded @ 1/01/11)	6.400	01/01/13	164,962
9,445	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500	01/01/17	11,051,500
145	Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd) (Prerefunded @ 1/01/14)	6.500	01/01/17	172,080
860	Georgia Muni Elec Auth Pwr Rev, Ser Y (AMBAC Insd) (c)	6.400	01/01/13	926,521
410	Georgia Muni Elec Auth Pwr Rev, Ser Y (NATL Insd)	6.500	01/01/17	481,545

				46,961,115

	Hawaii 0.5%
4,120	Honolulu, HI City & Cnty, Ser A (a)	5.250	04/01/29	4,556,226

	Idaho 0.7%
975	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625	07/01/28	1,021,137

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$1,290	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser B (AMT)	5.375%	07/01/28	$1,333,189
3,665	Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700	07/01/28	3,832,821

				6,187,147

	Illinois 13.6%
3,755	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125	11/01/37	3,053,641
1,500	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	1,000,755
1,020	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	464,284
2,845	Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	1,898,099
5,925	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/21	6,221,724
6,220	Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000	01/01/22	6,500,024
6,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/24	6,333,780
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250	01/01/26	4,030,827

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000%	01/01/29	$1,019,360
9,170	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A-2 (AGM Insd) (a)	5.750	01/01/20	9,677,468
5,000	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000	01/01/34	5,023,900
2,840	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/21	2,983,363
3,120	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/23	3,245,268
1,430	Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250	01/01/24	1,482,681
615	Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500	01/01/19	640,344
145	Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625	01/01/39	152,172
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	51,816
4,200	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/24	4,608,702
4,400	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	4,795,120
345	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.100	12/01/16	457,135
290	Cook Cnty, IL Sch Dist No 100 Berwyn South Cap Apprec (AGM Insd)	8.200	12/01/14	368,303

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,605	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	$1,947,394
2,995	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	2,096,770
4,210	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	2,783,020
4,050	Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	2,522,502
3,000	Du Page Cnty, IL Cmnty High Sch (AGM Insd)	5.600%	01/01/22	3,238,380
540	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/20	557,852
340	Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500	05/01/21	351,271
3,000	Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100	03/01/29	3,072,990
2,000	Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (AGM Insd)	6.650	02/01/11	2,069,240
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400	04/01/27	985,830
12,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	12,689,880
1,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,370,265
2,000	Illinois Med Dist (NATL Insd)	5.250	06/01/32	2,007,860

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,200	Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B (NATL Insd)	*	12/01/14	$1,066,716
2,875	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd) (c)	*	12/01/17	2,183,936
3,915	Lake Cnty, IL Cmnty Unit Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd)	*	12/01/17	2,948,073
3,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	2,269,170
4,000	McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	2,831,120
1,330	McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,121,669
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250%	06/15/42	6,032,460

				118,155,164

	Indiana 0.3%
2,000	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (AGM Insd)	5.250	05/15/41	2,054,120
500	Plainfield, IN Cmnty High Sch Bldg Corp First Mtg (NATL Insd)	5.000	01/15/30	507,965

				2,562,085

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 0.8%
$1,500	Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250%	08/15/29	$1,574,190
4,650	Iowa St Spl Oblig IJobs Pgm, Ser A (a) (d)	5.000	06/01/27	5,003,075

				6,577,265

	Kansas 0.2%
2,000	Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000	09/01/29	2,127,100

	Kentucky 1.4%
4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000	12/01/38	4,359,680
3,000	Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/28	3,252,000
4,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	4,182,360

				11,794,040

	Louisiana 2.2%
1,935	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375	12/01/12	1,937,515
5,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	5,606,425
7,500	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/24	7,959,525
2,500	Louisiana St Gas & Fuels Tax Rev, Ser A (AGL Insd)	5.000	05/01/28	2,622,875

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000%	01/01/23	$1,135,240

				19,261,580

	Massachusetts 0.7%
2,350	Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250	07/01/13	2,474,197
175	Massachusetts Muni Whsl Elec Co Proj No 6-A, Ser A (NATL Insd)	5.250	07/01/16	182,893
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375	02/01/27	2,024,080
1,745	Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100	12/01/27	1,773,391

				6,454,561

	Michigan 1.1%
5,750	Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	6,920,815
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,190,810

				9,111,625

	Minnesota 0.8%
4,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500	11/15/38	4,487,600
3,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	2,802,900

				7,290,500

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 0.1%
$1,000	Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A (FGIC Insd) (c)	8.500%	02/01/13	$1,144,060

	Missouri 0.3%
2,000	Bi-state Dev Agy MO IL Metro Dist Mass Tran Sales Tax Metrolink Cross Cnty Extn (AGL Insd)	5.000	10/01/39	2,055,040
220	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/16	226,543
230	Mehlville, MO Sch Dist No R-9 Ctf Partn, Ser A (AGM Insd)	5.500	03/01/17	236,840

				2,518,423

	Nebraska 2.6%
3,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	3,212,610
15,570	Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000	01/01/37	16,033,208
3,620	Saunders Cnty, NE (AGM Insd)	5.000	11/01/35	3,651,530

				22,897,348

	Nevada 1.7%
3,045	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/20	3,141,344
3,000	Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500	07/01/21	3,074,550

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$4,000	Clark Cnty, NV Passenger Fac Charge Rev Las Vegas McCarran Intl Arpt, Ser A (AGM Insd)	5.250%	07/01/39	$4,065,840
3,500	Nevada St Muni Bd Bk Proj, Ser F (AGM Insd)	5.000	12/01/23	3,686,725
935	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	912,607

				14,881,066

	New Hampshire 0.5%
4,500	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125	01/01/30	4,579,110

	New Jersey 1.3%
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,095,680
980	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	1,086,536
6,430	Tobacco Settlement Fin Corp NJ, Ser 1A	4.750	06/01/34	4,515,403
7,640	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	5,009,395

				11,707,014

	New Mexico 0.3%
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	2,220,280

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 2.3%
$5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500%	05/01/33	$5,502,550
5,470	New York City Hlth & Hosp Hlth Sys, Ser A (AGM Insd)	5.000	02/15/21	5,602,319
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/27	4,759,150
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.375	01/01/39	1,106,700
3,105	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/21	3,200,727

				20,171,446

	North Carolina 1.1%
6,000	Johnston, NC Mem Hosp Auth (AGM Insd)	5.250	10/01/24	6,400,560
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,136,157
2,000	North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125	01/01/24	2,148,880

				9,685,597

	North Dakota 0.6%
3,580	Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200	06/30/13	3,910,684

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$970	Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300%	01/01/27	$972,619

				4,883,303

	Ohio 1.3%
1,750	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,832,022
2,825	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	2,984,528
2,845	Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100	09/20/49	3,067,479
3,000	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	3,262,620

				11,146,649

	Oklahoma 1.9%
1,000	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,053,870
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	2,694,950
2,395	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	2,674,353
4,075	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	4,517,382
4,320	McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (AGM Insd)	*	02/01/30	1,441,670
2,000	Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500	06/01/24	2,113,940

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$2,000	Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500%	07/01/22	$2,121,580

				16,617,745

	Pennsylvania 2.0%
5,000	Allegheny Cnty, PA Hosp Dev Auth Rev Insd Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	5,214,900
4,875	Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc (AMBAC Insd) (c)	5.625	08/15/26	5,181,296
3,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	3,001,770
4,000	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000	06/01/24	4,291,280

				17,689,246

	South Carolina 2.4%
5,170	Easley, SC Util Rev Impt & Rfdg (AGM Insd) (Prerefunded @ 12/01/15)	5.000	12/01/34	5,957,908
3,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	3,139,770
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,779,630
4,465	Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250	04/15/22	4,820,950

				20,698,258

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota 1.4%
$3,000	South Dakota St Hlth & Ed Fac Auth Vocational Ed Pgm (AGL Insd)	5.500%	08/01/38	$3,176,310
4,015	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.625	09/01/12	4,259,112
4,000	South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.700	09/01/17	4,802,080

				12,237,502

	Texas 8.3%
620	Alamo, TX Cmnty College Dist Combined Fee Rfdg (AGM Insd)	5.000	11/01/22	645,203
4,000	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.375	11/01/21	4,204,200
6,110	Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.500	11/01/19	6,537,944
4,000	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250	08/15/34	4,146,480
22,500	Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250	05/15/23	24,250,950
750	Laredo, TX Cmnty College Dist Unrefunded Balance Bldg & Rfdg (AMBAC Insd) (Prerefunded @ 8/01/10)	5.300	08/01/26	753,187
3,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	3,264,960
2,500	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	2,609,450

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,750	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000%	07/15/25	$2,878,233
2,000	Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000	03/01/27	2,075,660
4,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500	07/01/37	4,650,223
1,750	Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B (FGIC Insd) (c)	5.000	09/01/15	1,974,805
1,850	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,888,110
10,000	Texas St Tpk Auth Cent TX Tpk First Tier, Ser A (AMBAC Insd)	5.500	08/15/39	10,099,000
2,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (b)	5.000	08/15/42	2,042,620

				72,021,025

	Utah 0.1%
425	Provo, UT Elec Rev 1984 Rfdg, Ser A (AMBAC Insd) (c)	10.375	09/15/15	528,862
660	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	690,221

				1,219,083

	Washington 9.7%
4,115	Chelan Cnty, WA Sch Dist No 246 (AGM Insd) (Prerefunded @ 6/01/12)	5.000	12/01/21	4,470,083

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$11,340	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500%	07/01/17	$11,976,061
4,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/17	4,752,405
14,500	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	15,313,305
5,000	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (AGM Insd)	6.000	07/01/16	5,483,450
1,365	Energy Northwest WA Wind Proj (AMBAC Insd)	5.000	07/01/23	1,387,864
890	Fife, WA Wtr & Swr Rev (NATL Insd)	5.125	04/01/24	898,010
1,025	King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (AGM Insd) (AMT)	5.300	06/01/23	1,068,921
3,575	King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250	12/01/28	3,820,567
4,140	Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000	12/01/34	4,157,719
145	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.000	12/01/24	148,392
2,565	Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.500	12/01/23	2,763,018
3,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250	09/01/33	3,041,970
2,000	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750	12/01/25	2,177,620

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$2,420	Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750%	12/01/26	$2,528,827
2,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000	08/15/39	2,141,040
5,000	Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (AGM Insd)	5.250	10/01/33	5,204,900
12,500	Washington St Motor Vehicle Fuel, Ser 2010-B (a)	5.000	08/01/30	13,409,625

				84,743,777

	West Virginia 0.2%
1,530	West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500	06/01/19	1,644,842

	Wyoming 0.4%
2,985	Wyoming Cmnty Dev Auth Hsg Rev, Ser 1 (AMT)	5.300	12/01/23	3,076,281

	Puerto Rico 0.3%
2,380	Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250	07/01/16	2,390,805

	Total Long-Term Investments 105.2% (Cost $903,240,749)			915,994,745

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Description	Value

Total Short-Term Investments 0.3% (Cost $2,550,000)	2,550,000

Total Investments 105.5% (Cost $905,790,749)	$918,544,745
Liability for Floating Rate Note Obligations Related to Securities Held (7.0%) (Cost ($60,875,000)) (60,875) Notes with interest rates ranging from 0.31% to 0.76% at June 30, 2010 and contractual maturities of collateral ranging from 2020 to 2038 (f)	(60,875,000)

Total Net Investments 98.5% (Cost $844,915,749)	$857,669,745
Other Assets in Excess of Liabilities 1.5%	12,785,110

Net Assets 100.0%	$870,454,855

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Fund.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	Prices are based on quoted prices in active markets for identical investments.

Invesco Van Kampen Insured Tax Free Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
Level 2—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3—	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$918,544,745	$—	$918,544,745
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,753,841
Aggregate unrealized (depreciation) of investment securities	(32,451,575)

Net unrealized (depreciation) of investment securities	$(3,697,734)

Cost of investments for tax purposes is $922,242,479.

Invesco Van Kampen Intermediate Term
Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-ITMI-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 98.7%
	Alabama 0.7%
$1,260	Dothan Houston Cnty, AL Arpt Auth (NATL Insd) (AMT)	5.400%	12/01/15	$1,294,700
1,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	1,051,170

				2,345,870

	Alaska 0.9%
250	Alaska Muni Bd Bk, Ser 1 GO OF BOND BK	5.000	09/01/22	266,902
400	Alaska Muni Bd Bk, Ser 1 GO OF BOND BK	5.250	09/01/24	427,624
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.000	09/01/19	1,149,990
1,000	Matanuska-Susitna Boro, AK Lease Rev Goose Creek Correctional Ctr (AGL Insd)	5.500	09/01/23	1,143,600

				2,988,116

	Arizona 3.7%
2,000	Glendale Ariz Indl Dev Auth Midwestern Univ	5.000	05/15/26	2,018,520
500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser A	5.000	07/01/14	543,555
1,500	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (a)	5.000	07/01/38	1,633,635
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,071,290
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,055,260

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750%	06/01/34	$1,057,790
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.000	07/01/13	1,084,450
500	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	6.125	01/01/20	502,320
500	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	497,880
500	Pinal Cnty, AZ Elec Dist No. 4 Sys Rev	5.250	12/01/18	517,515
1,000	Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A	5.000	01/01/22	1,126,330
1,000	University Med Ctr Corp AZ Hosp Rev	5.250	07/01/17	1,065,010

				12,173,555

	California 12.1%
1,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	5.375	07/01/19	1,033,510
1,450	Alhambra, CA Rev Atherton Baptist Homes, Ser B	6.625	01/01/17	1,457,308
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/21	1,257,180
500	California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser C	5.000	03/01/14	542,030
500	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser F (a)	5.000	07/01/27	544,145
2,000	California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.000	02/01/21	1,939,180

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$875	California Muni Fin Auth Ed Fac Rev High Tech High Chula Vista, Ser B (b)	5.500%	07/01/18	$857,832
1,500	California St Dept Wtr Res Pwr, Ser A (AMBAC Insd) (Prerefunded @ 5/01/12)	5.375	05/01/18	1,651,500
2,000	California St Dept Wtr Res Pwr Supply Rev, Ser F-5	5.000	05/01/22	2,184,320
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,220,760
1,275	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	5.250	11/15/14	1,349,231
600	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	652,458
1,000	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	5.700	09/01/22	946,670
1,000	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	994,880
1,000	Fresno, CA Wtr Sys Rev, Ser A-1	5.500	06/01/22	1,128,610
1,500	Los Angeles, CA Uni Sch Dist, Ser F	5.000	07/01/19	1,685,400
185	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (b)	5.500	03/01/18	175,443
320	Palm Springs, CA Arpt Rfdg Sub Palm Springs Intl Arpt (AMT)	5.300	07/01/13	318,163

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$565	Perris, CA Pub Fin Auth Rev Tax Alloc	4.750%	10/01/13	$573,034
1,330	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000	11/01/21	1,339,523
170	Port Oakland, CA, Ser L (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/21	186,412
3,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 07-1-A	*	08/01/21	1,695,900
330	Quechan Indian Tribe Ft Yuma Indian Res CA Govt Proj	6.625	12/01/17	298,564
1,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	1,634,370
2,000	Sacramento Cnty, CA Arpt Sys Sub-Pfc/Gnt, Ser D	5.375	07/01/26	2,126,180
1,085	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.000	08/01/20	1,177,420
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/22	1,085,770
2,000	Southern CA Pub Pwr Auth Rev Milford Wind Corridor Proj, Ser 1	5.000	07/01/24	2,145,380
750	Twin Rivers Uni Sch Dist CA Bd Antic Nts	*	04/01/14	669,713
795	University CA Rev, Ser O (c)	5.750	05/15/23	936,256
1,185	University CA Rev, Ser O (c)	5.750	05/15/25	1,378,511
1,500	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	1,577,565
1,000	Vernon, CA Elec Sys Rev, Ser A	5.500	08/01/15	1,127,190

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,000	West Contra Costa, CA Uni Sch Dist Election of 2005, Ser B	6.000%	08/01/23	$1,119,490

				40,009,898

	Colorado 2.2%
500	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj, Ser A	5.250	01/01/15	512,470
1,560	Colorado Springs, CO Util Rev Sys Sub Lien Impt, Ser A	5.000	11/15/19	1,728,137
1,000	Denver, CO City & Cnty Arpt Rev Rfdg, Ser D (AGM Insd) (AMT)	5.500	11/15/12	1,056,160
2,000	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/24	2,227,960
500	Denver, CO City & Cnty Just Sys (c)	5.000	08/01/25	553,710
1,000	University of CO Enterprise Sys Rev, Ser A	5.500	06/01/25	1,133,620

				7,212,057

	Connecticut 0.3%
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	993,950

	Delaware 0.1%
500	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	469,960

	Florida 5.8%
1,000	Brevard Cnty, FL Sch Brd Ctf Rfdg, Ser B (NATL Insd)	5.000	07/01/20	1,036,660
1,000	Broward Cnty, FL Arpt Sys Rev Rfdg, Ser E (NATL Insd) (AMT)	5.375	10/01/13	1,007,280

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250%	06/01/17	$2,068,800
3,000	Highlands Cnty, FL Hlth Fac Auth Rev Adventist Hlth, Ser A (a)	6.500	11/15/38	3,476,160
1,650	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (a)	5.000	12/01/34	1,732,797
3,000	Lakeland, FL Energy Sys Rev Rfdg (e)	1.060	10/01/12	3,011,250
2,000	Lakeland, FL Energy Sys Rev Rfdg (d)(e)	1.410	10/01/14	2,005,000
250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (f)	5.200	05/01/15	80,550
250	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $250,000) (g)	6.900	05/01/17	234,697
500	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	459,305
1,500	Orange Cnty, FL Sch Brd Ctf, Ser A (AMBAC Insd)	5.250	08/01/14	1,607,115
1,000	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	1,087,680
750	Seminole Tribe FL Spl Oblig Rev, Ser A (b)	5.750	10/01/22	732,548
670	Tolomato Cmnty Dev Dist FL Spl Assmt	6.450	05/01/23	596,380

				19,136,222

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 1.7%
$1,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750%	01/01/20	$1,031,260
1,200	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.400	01/01/20	1,235,556
1,500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,670,010
1,000	Fulton Cnty, GA Dev Auth Rev Robert Woodruff Rfdg, Ser B	5.250	03/15/24	1,068,330
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	613,944

				5,619,100

	Hawaii 1.3%
250	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	269,633
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400	11/15/14	2,021,260
1,875	Hawaii St, Ser DK (c)	5.000	05/01/23	2,083,594

				4,374,487

	Idaho 0.5%
500	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	563,945
910	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.000	07/01/17	952,370

				1,516,315

	Illinois 4.5%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	852,630
1,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A	7.130	03/15/22	1,006,510

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$500	Hodgkins, IL Tax Increment Rev Sr Lien Rfdg	5.000%	01/01/14	$529,260
1,033	Huntley, IL Spl Svc Area No 7 Spl Tax Rfdg (AGL Insd)	4.600	03/01/17	1,108,864
1,000	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	1,001,380
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.125	11/01/23	1,111,850
1,000	Illinois Fin Auth Rev Art Inst Chicago, Ser A	5.250	03/01/19	1,132,000
750	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	699,157
1,635	Illinois Fin Auth Rev Ill Inst Technology	6.250	02/01/19	1,749,434
500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	5.250	05/15/14	496,430
1,000	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,024,180
1,000	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,001,440
1,500	Illinois Hlth Fac Auth Rev Sherman Hlth Sys (AMBAC Insd)	5.250	08/01/17	1,500,165
100	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	5.000	03/01/11	99,274
762	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	707,860
740	Round Lake Beach, IL Tax Increment Rev	4.650	12/15/13	740,777

				14,761,211

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 3.0%
$1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500%	01/01/18	$1,028,730
1,000	Carmel Cnty, IN Redev Auth Opt Income Tax Lease Rent Rev (NATL Insd)	5.000	07/01/22	1,067,460
1,000	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	1,002,050
830	Hobart, IN Bldg Corp First Mtg (NATL Insd)	5.500	07/15/13	930,504
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	519,450
365	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/24	390,094
200	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/25	212,242
175	Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis (AGM Insd)	5.250	11/01/26	184,522
500	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser B	5.250	01/01/24	540,555
2,000	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	2,148,360
500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	523,750
400	Saint Joseph Cnty, IN Econ Dev Rev Holy Cross Vlg Notre Dame Proj, Ser A	5.750	05/15/13	406,044

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,000	University Southn IN Rev Student Fee, Ser J (AGL Insd)	5.000%	10/01/19	$1,113,040

				10,066,801

	Iowa 1.2%
1,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	5.625	06/01/23	1,063,260
500	Coralville, IA Ctf Partn, Ser D	5.250	06/01/22	514,045
1,310	Iowa Fin Auth Hlth Care Fac Rev Westn Home Proj	6.850	11/01/19	1,321,332
1,000	Iowa Fin Auth Hlth Fac Rev IA Hlth Sys (AGL Insd)	5.000	02/15/19	1,105,310

				4,003,947

	Kansas 1.2%
1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (NATL Insd) (a)	5.000	12/01/23	1,026,730
500	Kansas St Dev Fin Auth Hlth Fac Rev Hays Med Ctr Inc, Ser L	5.250	11/15/16	541,620
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,118,750
1,000	Shawnee Cnty, KS Sch Dist 501 Topeka (Prerefunded @ 2/01/12)	5.000	02/01/20	1,072,190
120	Wyandotte Cnty, KS City KS Univ Brd of Public Util Office Bldg Complex Proj (NATL Insd)	5.000	05/01/11	123,911

				3,883,201

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky 1.4%
$1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.000%	08/15/18	$1,103,760
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	1,080,130
310	Kentucky Hsg Corp Hsg Rev, Ser A (AMT)	5.000	01/01/23	317,353
1,000	Louisville & Jefferson Cnty, KY, Ser C (AGM Insd) (AMT)	5.500	07/01/17	1,058,440
1,000	Paducah, KY Elec Plant Brd Rev, Ser A (AGL Insd)	5.000	10/01/25	1,078,540

				4,638,223

	Louisiana 1.9%
1,000	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	1,013,820
593	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	361,499
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser B (AMBAC Insd)	5.000	06/01/20	1,022,830
1,000	Louisiana St Citizens Ppty Ins Corp Assmt Rev, Ser C-1 (AGL Insd)	5.875	06/01/23	1,083,580
1,235	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/18	1,318,498
500	New Orleans, LA Aviation Brd Rev Restructuring Garbs Rfdg, Ser A-1 (AGL Insd)	5.000	01/01/19	531,295

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$1,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250%	11/01/37	$1,058,850

				6,390,372

	Maryland 2.8%
2,250	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.125	06/01/20	2,289,307
1,000	Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj Rfdg (CIFG Insd)	5.000	06/01/13	1,060,370
625	Maryland St Econ Dev Corp Univ MD College Pk Proj (h)	5.750	06/01/13	714,913
500	Maryland St Hlth & Higher Ed Fac Auth Rev Johns Hopkins Hlth Sys, Ser B (a)	5.000	05/15/48	555,105
250	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	5.250	01/01/23	254,653
395	Maryland St Hlth & Higher King Farm Presbyterian Cmnty, Ser B	5.000	01/01/17	372,161
3,000	Maryland St Trans Auth Grant & Rev Antic	5.250	03/01/20	3,558,360
500	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	4.700	07/01/15	499,645

				9,304,514

	Massachusetts 2.9%
750	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	750,720
3,000	Massachusetts St Dev Fin Agy Rev Brandeis Univ, Ser O-2	5.000	10/01/25	3,170,460

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$650	Massachusetts St Dev Fin Agy Rev Carleton Willard Vlg	5.250%	12/01/25	$648,746
500	Massachusetts St Dev Fin Agy Rev Sabis Intl Chrt, Ser A	6.700	04/15/21	540,270
1,500	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	1,612,710
1,500	Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser D (NATL Insd)	5.250	07/01/23	1,525,965
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northeastern Univ, Ser T-2 (a)	4.100	10/01/37	1,044,090
500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	488,395

				9,781,356

	Michigan 1.2%
250	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig-Henry Ford Vlg	6.000	11/15/18	228,690
440	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	438,992
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	1,111,860
2,000	Michigan St Strategic Fd Ltd Oblig Rev Dow Chem Rfdg, Ser A-1 (AMT) (a)	6.750	12/01/28	2,223,740

				4,003,282

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota 1.1%
$250	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.500%	11/01/17	$246,575
430	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.000	10/01/16	435,551
500	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	568,110
2,000	Northern Muni Pwr Agy MN Elec Sys Rev Rfdg, Ser A (AGL Insd)	5.000	01/01/15	2,248,860

				3,499,096

	Mississippi 0.3%
1,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	1,002,600

	Missouri 3.5%
525	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Saint Francis Med Ctr	5.000	06/01/21	544,483
500	Fenton, MO Tax Increment Rev Gravois Bluffs Redev Proj Rfdg	5.000	04/01/13	527,295
610	Ferguson, MO Tax Increment Rev Crossing at Halls Ferry Rfdg (i)	5.500	04/01/14	609,945
1,350	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	1,373,827
1,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,004,380

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,250	Manchester, MO Tax Increment & Transn Rev Rfdg Hwy 141 Manchester Rd Proj	6.000%	11/01/25	$2,272,185
230	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	219,213
1,500	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	1,582,185
500	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.000	12/01/16	538,010
2,000	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	2,083,920
540	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Rfdg Ranken Jordan Proj	5.000	11/15/22	495,920
250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.250	09/01/17	253,860

				11,505,223

	Nebraska 1.0%
1,000	Gage Cnty, Neb Hosp Auth No 1 Healthcare Fac Rev Beatrice Cmnty Hosp & Hlth	6.000	06/01/25	1,005,880
560	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.125	04/01/23	625,604
1,500	University of NE Fac Corp Defd Maint (AMBAC Insd)	5.000	07/15/17	1,711,320

				3,342,804

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 1.5%
$2,000	Clark Cnty, NV Arpt Rev Sys Sub Lien, Ser C (AGM Insd)	5.000%	07/01/26	$2,071,860
1,800	Humboldt Cnty, NV Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.150	12/01/24	1,881,288
1,000	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	7.000	06/15/20	1,134,470

				5,087,618

	New Hampshire 1.0%
1,000	Manchester, NH Gen Arpt Rev Rfdg Gen, Ser A	5.000	01/01/17	1,069,750
2,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	2,105,980

				3,175,730

	New Jersey 1.1%
500	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	473,205
1,000	New Jersey Econ Dev Auth Rev Msu Student Hsg Pj-Provident Group-Montclair LLC	5.375	06/01/25	1,004,150
500	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	522,020
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Clare’s Hosp Inc Rfdg, Ser A (Syncora Insd) (h)	5.250	07/01/20	1,174,760
360	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	388,987

				3,563,122

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 1.9%
$1,700	Farmington, NM Pollutn Ctl Rev Pub Svc Co N Mex San Juan, Ser A (a)	5.200%	06/01/40	$1,708,823
1,000	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,020,380) (g)	5.500	09/01/23	1,050,950
1,310	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser B (NATL Insd)	5.000	06/01/17	1,491,998
1,000	New Mexico St Hosp Equip Ln Council First Mtg Rev La Vida Llena Proj, Ser A	5.000	07/01/19	997,490
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A	6.000	08/01/23	1,109,270

				6,358,531

	New York 4.2%
500	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser A	5.750	11/15/22	525,060
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/17	1,070,970
1,000	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	5.750	07/15/19	1,058,470
1,000	Long Island Pwr Auth NY Elec Gen, Ser C (Prerefunded @ 9/01/13)	5.500	09/01/17	1,144,210
185	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	4.500	02/01/17	180,159
1,000	Metropolitan Trans Auth NY Svc Contract Rfdg, Ser A	5.750	07/01/18	1,186,540

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,125	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	5.875%	01/01/18	$1,128,173
1,500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	1,500,840
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/18	223,560
200	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	5.000	01/01/19	223,458
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.000	01/15/21	1,100,520
2,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	2,220,160
5	Niagara Falls, NY Pub Impt (NATL Insd)	6.900	03/01/20	5,008
1,000	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (a)(b)	6.625	10/01/35	1,006,180
1,425	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Remk NY Inst Tech Proj	5.250	03/01/21	1,465,655

				14,038,963

	North Carolina 2.0%
2,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser B	5.000	01/01/26	2,094,480

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$1,000	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C	6.750%	01/01/24	$1,181,540
1,250	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser C (AGL Insd)	6.000	01/01/19	1,407,112
500	North Carolina Med Care Commn Hlthcare Fac Rev Rfdg First Mtg Salemtowne	5.000	10/01/15	510,375
250	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.300	10/01/19	249,618
1,000	North Carolina Muni Pwr Agy, Ser A (NATL Insd)	5.250	01/01/19	1,076,160

				6,519,285

	North Dakota 0.6%
500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.000	12/01/16	490,310
1,195	North Dakota Pub Fin Auth St Revolving Fd Pgm, Ser A	5.500	10/01/19	1,427,332

				1,917,642

	Ohio 4.0%
500	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (i)	6.250	09/01/20	416,540
1,175	American Muni Pwr OH Inc Hydroelec Proj, Ser C	5.250	02/15/19	1,311,418
415	Athens Cnty, OH Hosp Fac Rev & Impt O’ Bleness Mem Rfdg, Ser A	6.250	11/15/13	425,657
1,370	Cleveland, OH Non Tax Rev Cleveland Stad Proj Rfdg (AMBAC Insd)	5.125	12/01/20	1,458,940

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,500	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000%	02/01/24	$1,570,425
1,000	Montgomery Cnty, OH Health Care & Multifamily Hsg Rev & Impt — St Lemonard	6.000	04/01/20	1,013,150
1,000	Montgomery Cnty, OH Rev Miami Valley Hosp, Ser B (a)	5.250	11/15/39	1,084,950
750	Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)	5.000	02/15/21	786,210
2,000	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	2,175,080
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Syst, Ser C (a)	3.750	01/15/25	2,059,380
1,000	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	1,019,170

				13,320,920

	Oklahoma 1.5%
415	Chickasaw Nation, OK Hlth Sys (b)	5.375	12/01/17	444,266
1,510	Citizen Potawatomi Nation OK Oblig Tax Rev, Ser A	5.750	09/01/11	1,506,331
1,300	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	6.875	11/01/23	1,300,884
1,750	Tulsa, OK Arpt Impt Tr Gen Rev, Ser A	5.375	06/01/24	1,789,707

				5,041,188

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania 3.3%
$500	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.000%	09/01/21	$486,210
160	Allegheny Cnty, PA Redev Auth Rev Pittsburgh Mills Proj	5.100	07/01/14	159,394
1,120	Canon McMillan Sch Dist PA Rfdg, Ser A (NATL Insd)	5.000	12/15/15	1,243,099
500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.000	01/01/17	521,690
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.000	02/01/21	437,210
2,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	2,116,680
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Proj (a)	2.625	12/01/33	1,003,780
750	Philadelphia, PA Gas Wks Rev, Ser 18 (AGL Insd)	5.250	08/01/18	784,125
900	Philadelphia, PA Gas Wks Rev, Ser 3 (AGM Insd)	5.000	08/01/10	902,574
2,000	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,105,120
1,000	Washington Cnty, PA Indl Dev Auth College Rev WA Jefferson College	5.000	11/01/25	1,037,720

				10,797,602

	South Carolina 2.0%
1,000	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	1,094,650

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,065	Lexington, SC Wtr & Swr Rev & Impt Comb Rfdg, Ser A (NATL Insd)	5.000%	04/01/14	$1,079,111
2,000	Piedmont Muni Pwr Agy SC Elec Rev Rfdg, Ser A-4	5.000	01/01/21	2,181,600
1,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000	01/01/24	1,042,530
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,100,490

				6,498,381

	Tennessee 1.1%
320	Chattanooga, TN Hlth Ed Hsg Fac CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/15	331,782
700	Franklin, TN Spl Sch Dist Cap Apprec (AGM Insd)	*	06/01/15	631,911
1,000	Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)	5.750	12/01/11	1,068,520
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev, Ser C	5.250	06/01/18	1,086,930
500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.250	09/01/16	495,530

				3,614,673

	Texas 9.1%
1,000	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	982,350
1,500	Austin, TX Wtr & Wastewater Sys Rev Austin Wtr & Swr, Ser A	5.000	11/15/24	1,658,610

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,610	Capital Area Cultural Ed Fac Fin Corp TX Rev Roman Catholic Diocese-A-Rmkt	5.500%	04/01/25	$1,605,025
205	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	218,165
1,500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,667,610
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	501,525
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,690
2,355	Greenville, TX Elec Util Sys Rev Rfdg & Impt	5.000	02/15/25	2,460,551
500	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.000	12/01/27	565,440
1,500	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,534,785
625	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	625,319
500	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/13	520,495
350	Hidalgo Cnty, TX Hlth Svc Mission Hosp Inc Proj	5.000	08/15/19	347,476
500	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	470,040
250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem East Texas	5.125	02/15/22	244,105

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,025	Mesquite, TX Hlth Fac Dev Retirement Christian Care	5.000%	02/15/15	$1,045,275
400	Mission, TX Econ Dev Corp Solid Waste Disp Rev Allied Waste Inc Proj A (AMT)	5.200	04/01/18	401,536
500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	544,160
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	1,101,300
1,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	1,096,660
1,000	Spring, TX Indpt Sch Dist Sch House (PSF Gtd)	5.000	08/15/24	1,109,950
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	524,150
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Hosp Rev Rfdg Baylor Hlthcare Sys Proj	5.750	11/15/24	1,081,290
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,003,020
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps 75 Mirador Proj, Ser B-1	7.250	11/15/16	1,002,700
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	2,153,360
2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000	04/01/20	2,219,860

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,000	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000%	08/15/42	$3,063,930

				30,250,377

	Virginia 1.3%
1,000	Fairfax Cnty, VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys, Ser A	5.125	05/15/24	1,074,030
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (g)	8.000	07/01/19	1,056,020
1,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.250	07/01/19	1,151,100
1,167	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,172,765

				4,453,915

	Washington 3.4%
1,000	Clark Cnty, WA Pub Util Dist No 001 Elec Rev Sys Rfdg	5.000	01/01/23	1,077,450
2,000	FYI Properties Wash Lease Rev WA St Dis Proj	5.250	06/01/26	2,153,280
150	Kalispel Tribe Indians Priority Dist WA Rev	6.200	01/01/16	142,317
1,725	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,026,720
1,000	Tacoma Environmental Services Pptys WA	5.000	12/01/24	1,072,820
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.125	10/01/24	1,514,745

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$3,000	Washington St, Ser A (AGM Insd)	5.000%	07/01/20	$3,234,720

				11,222,052

	West Virginia 0.2%
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Ctr Fin Dist, Ser A	5.625	06/01/22	239,825
500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	498,355

				738,180

	Wisconsin 2.6%
1,370	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	1,398,592
1,875	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	1,957,762
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	4.750	08/15/25	1,050,140
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (a)	5.125	08/15/27	1,057,080
970	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	851,340
1,750	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	1,748,023

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$500	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	5.500%	08/15/14	$496,695

				8,559,632

	Wyoming 0.3%
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.375	01/01/25	1,078,950

	Guam 0.6%
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.250	12/01/17	1,066,170
1,000	Guam Govt Ltd Oblig Rev Section 30, Ser A	5.500	12/01/18	1,086,920

				2,153,090

	Puerto Rico 0.9%
2,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.000	07/01/24	2,049,040
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a)	5.000	08/01/39	1,048,020

				3,097,060

	Virgin Islands 0.8%
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago	6.000	10/01/14	532,795
2,000	Virgin Islands Pub Fin Auth Rev Rfdg Sr Lien, Ser B	5.000	10/01/19	2,141,620

				2,674,415

	Total Long-Term Investments 98.7% (Cost $312,187,702)			327,183,486

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued

Description	Value

Total Short-Term Investments 1.1% (Cost $3,800,000)	$3,800,000

Total Investments 99.8% (Cost $315,987,702)	330,983,486
Liability for Floating Rate Note Obligations Related to Securities Held (1.3%) (Cost $4,280,000) (4,280) Notes with interest rates ranging from 0.27% to 0.30% at June 30, 2010 and contractual maturities of collateral ranging from 2023 to 2025 (j)	(4,280,000)

Total Net Investment 98.5% (Cost $311,707,702)	326,703,486
Other Assets in Excess of Liabilities 1.5%	4,819,497

Net Assets 100.0%	$331,522,983

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(e)	Floating Rate Coupon

(f)	Non-income producing security.

(g)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.7% of net assets.

(h)	Escrowed to Maturity

(i)	Security has been deemed illiquid.

(j)	Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Connie Lee — Connie Lee Insurance Co.
FHA — Federal Housing Administration
NATL — National Public Finance Guarantee Corp.
PSF — Public School Fund
Syncora Gtd — Syncora Guaranteed Limited

Invesco Van Kampen Intermediate Term Municipal Income Fund
Portfolio of Investments ■ June 30, 2010 (Unaudited) continued
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments
Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Assets Position
Municipal Bonds
Issued by states of the United States and Political Subdivisions of the United States	$—	$328,830,396	$—	$328,662,940
Issued by Foreign Governments	—	2,153,090	—	2,153,090

Total Investments in an Asset Position	$—	$330,983,486	$—	$330,983,486

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,928,039
Aggregate unrealized (depreciation) of investment securities	(1,163,361)

Net unrealized appreciation of investment securities	$14,764,678

Cost of Investments for tax purposes is $311,938,808.

Invesco Van Kampen Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-MINC-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 107.4%
	Alabama 1.5%
$2,500	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200%	06/01/25	$2,344,350
2,000	Healthcare Auth for Baptist Hlth AL, Ser A (a)	6.125	11/15/36	2,102,340
900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	688,041
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (b)	6.950	01/01/20	0
1,800	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,869,426
3,000	University AL at Birmingham Hosp Rev, Ser A (a)	5.750	09/01/22	3,262,320

				10,266,477

	Alaska 1.4%
3,015	Alaska Indl Dev & Expt Auth Rev Lake Dorothy Hydroelectric Proj (AMBAC Insd) (AMT)	5.000	12/01/35	2,631,251
200	Alaska Muni Bd Bk, Ser 1	5.750	09/01/33	214,096
5,000	Matanuska Susitna Boro, AK Goose Greek Creek Correctional Ctr (AGL Insd)	6.000	09/01/28	5,756,850
2,000	Northern Tob Sec Corp Rev Bkd, Ser A	5.000	06/01/46	1,285,000

				9,887,197

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona 3.8%
$1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Rfdg	5.700%	07/01/42	$774,910
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	494,355
1,000	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	1,001,090
2,185	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	2,002,771
1,000	Maricopa Cnty, AZ Pollutn Rfdg AZ Pub Svc Co, Ser A (a)	6.000	05/01/29	1,071,290
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (a)	5.500	06/01/34	1,055,260
1,000	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (a)	5.750	06/01/34	1,057,790
1,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (AMT)	5.250	07/01/19	1,082,750
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser B (NATL Insd) (AMT)	5.250	07/01/32	5,002,800
600	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	609,552
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	583,332
815	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.375	12/01/18	811,544
1,600	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,587,600
550	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000	12/01/23	576,989

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$740	Pinal Cnty, AZ Elec Dist 4 Elec Sys Rev	6.000%	12/01/28	$761,615
6,000	Salt River Proj AZ Agric Impt, Ser A	5.000	01/01/39	6,289,920
1,250	University Med Ctr Corp AZ	6.000	07/01/24	1,326,700

				26,090,268

	California 12.7%
2,000	Adelanto, CA Pub Util Auth Rev Rfdg Util Sys Proj, Ser A	6.750	07/01/39	2,058,360
4,870	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	2,949,321
3,620	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.000	04/01/39	3,708,545
5,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (c)	5.125	04/01/39	5,187,050
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/27	841,720
2,000	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	793,120
2,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0/5.250	06/01/21	1,691,660
2,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/39	2,149,560
6,690	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (c)	4.800	08/01/36	5,419,970
1,000	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	1,117,760
1,350	California St Var Purp	5.750	04/01/31	1,435,009

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,250	California Statewide Cmnty Dev Auth Rev CA Baptist Univ, Ser A	5.500%	11/01/38	$1,046,825
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	884,060
2,000	California Statewide Cmnty Dev Auth Rev Mtg Methodist Hosp Proj (FHA Gtd)	6.250	08/01/24	2,220,760
500	California Statewide Cmnty Dev Auth Rev Sr Living-Southn CA Presbyterian Homes	6.250	11/15/19	543,715
2,000	California Statewide Cmnty Sr Living Southn CA	6.625	11/15/24	2,132,760
1,610	Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A2	5.000	09/01/23	1,601,757
3,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/17	1,953,060
21,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/24	8,271,480
15,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/30	3,939,600
1,290	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,103,234
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,596,500
2,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	1,621,620

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Lancaster, CA Rev Dev Agy Tax Comb Rev Dev Proj Areas	6.500%	08/01/29	$2,206,060
3,000	Los Angeles, CA Un Sch Dist, Ser I	5.000	07/01/29	3,067,650
2,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (c)	5.250	07/01/38	2,112,940
2,750	Poway, CA Un Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/23	1,365,485
1,000	Poway, CA Uni Sch Dist Election 2008 Impt Dist 2007, Ser 1-A	*	08/01/26	401,760
1,090	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	895,653
2,500	Richmond, CA Jt Pwr Fin Auth Rev Lease Point Potrero, Ser A	6.250	07/01/24	2,723,950
1,000	San Francisco, CA City & Cnty Mission Bay South Rev Dev, Ser D	6.000	08/01/24	1,057,290
5,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	3,662,200
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,397,280
2,295	University CA Rev, Ser 0 (c)	5.750	05/15/23	2,702,776
3,390	University CA Rev, Ser 0 (c)	5.750	05/15/25	3,943,587
5,000	West Contra Costa CA Uni Election of 2002, Ser B (AGM Insd)	5.000	08/01/26	5,053,000

				86,857,077

	Colorado 3.0%
2,840	Adams Cnty, CO Single Family Mtg Rev, Ser A (f)	8.875	08/01/10	2,860,789

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900%	08/01/37	$2,497,770
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	963,050
2,000	Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth Fac Auth Hosp, Ser A (AGM Insd)	5.200	03/01/31	2,057,160
1,500	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/24	1,670,970
6,000	Denver, CO City & Cnty Justice Sys (c)	5.000	08/01/25	6,644,520
2,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	1,958,600
500	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (b)	5.900	10/01/37	429,115
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,514,032

				20,596,006

	Connecticut 0.4%
1,000	Connecticut St Dev Auth Hlth Fac Rev Alzheimers Res Ctr Conn Inc Proj	5.500	08/15/27	857,820
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	993,950
1,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (a)	7.250	01/01/43	1,024,500

				2,876,270

	Delaware 0.1%
630	New Castle Cnty, DE Rev Newark Charter Sch Inc Proj	5.000	09/01/22	592,150

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia 3.2%
$2,200	District Columbia Hosp Rev Sibley Mem Hosp	6.375%	10/01/34	$2,357,696
4,285	District Columbia Income Tax Rev, Ser A (c)	5.000	12/01/23	4,770,276
1,715	District Columbia Income Tax Rev Rfdg Second, Ser B (c)	5.000	12/01/24	1,893,360
5,150	District Columbia Tax Incrmnt Gallery Place Proj (AGM Insd)	5.250	07/01/27	5,249,858
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,227,160
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	3,019,980

				21,518,330

	Florida 5.3%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250	11/15/17	976,370
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	873,460
5,000	Broward Cnty, FL Arpt Sys Rev, Ser J-I (AMBAC Insd) (AMT)	5.250	10/01/26	4,940,400
1,000	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	886,360
445	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	456,632
1,865	Fiddlers Creek Cmnty Dev Dist No 1 FL Spl Assmt Rev (b)(g)	6.000	05/01/38	708,700
3,715	Florida St Brd Ed Pub Ed Rfdg Cap Outlay 2007, Ser A	5.000	06/01/19	4,183,982

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,305	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000%	07/01/26	$1,401,766
1,325	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/27	1,418,996
1,440	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/28	1,535,256
2,500	Florida St Tpk Auth Tpk Rev Rfdg Dept Trans, Ser A (c)	5.000	07/01/32	2,601,125
5,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,475,000
1,000	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $1,000,000) (h)	6.900	05/01/17	938,790
2,000	Miami Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A	5.375	10/01/35	2,040,120
1,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	1,392,055
800	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	711,256
2,200	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (a)	5.350	03/15/42	2,392,896
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	275,424

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,000	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250%	10/01/27	$2,698,860
1,390	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	1,384,801
400	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	347,796
1,225	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,007,391
1,000	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500	05/01/38	388,830

				36,036,266

	Georgia 1.5%
2,500	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	2,551,300
2,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	2,505,400
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/27	1,084,670
1,000	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	1,079,990
700	Gainesville & Hall Cnty, GA Dev Acts Retirement Life Cmnty, Ser A-2	6.375	11/15/29	729,246
2,000	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	2,046,480

				9,997,086

	Hawaii 1.6%
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Subsidary	6.500	07/01/39	2,179,040
2,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-1	7.500	11/15/15	2,045,140

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$1,000	Hawaii St Dept Budget & Fin Spl Purp Rev, Ser C-2	6.400%	11/15/14	$1,010,630
5,125	Hawaii St, Ser DK (c)	5.000	05/01/23	5,695,156

				10,929,966

	Idaho 0.8%
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	1,127,890
635	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (b)	6.125	11/15/27	559,409
1,965	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.750	07/01/39	2,044,858
1,520	Idaho Hsg & Fin Assn Single Family Mtg Rev, Ser A (AMT)	5.850	07/01/36	1,591,835

				5,323,992

	Illinois 10.6%
2,250	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,918,417
1,500	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	946,395
490	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj (Acquired 8/01/06, Cost $522,987) (h)	7.460	02/15/26	489,250
2,000	Chicago, IL Increment Alloc Rev Rfdg NT Roosevelt Square ABLA, Ser A	7.130	03/15/22	2,013,020
3,000	Chicago, IL Lakefront Millennium Pkg Fac (NATL Insd) (Prerefunded @ 1/01/12)	5.650	01/01/19	3,294,180
355	Chicago, IL Metro Wtr Reclamation Capital Impt Bonds (f)	7.000	01/01/11	365,785

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (c)	5.000%	01/01/33	$3,033,660
1,200	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.750	01/01/16	1,216,512
620	Chicago, IL Tax Increment Alloc Santn Drain & Ship Canal, Ser A	7.750	01/01/14	621,023
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (b)(g)	5.375	03/01/16	543,710
3,000	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Proj Oakstead, Ser A	6.000	03/01/45	2,315,880
5,050	Illinois Dev Fin Auth Pollutn Ctl Rev Amerencips Rfdg, Ser A (a)	5.500	03/01/14	5,056,969
1,000	Illinois Fin Auth Rev Advocate Hlthcare Network, Ser D	6.500	11/01/38	1,111,950
2,500	Illinois Fin Auth Rev Art Institute Chicago, Ser A	6.000	03/01/38	2,695,825
250	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.000	08/15/22	233,053
940	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	747,920
1,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.375	08/15/24	1,074,140
2,000	Illinois Fin Auth Rev Northwestern Mem Hosp, Ser A (c)	5.750	08/15/30	2,165,080
4,700	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/15	5,148,427

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$5,100	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000%	05/15/17	$5,557,164
5,050	Illinois Fin Auth Rev Resurrection Hlthcare (AGM Insd)	5.000	05/15/18	5,498,339
1,000	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	5.500	08/15/18	930,990
1,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Grp, Ser A	6.125	08/15/28	1,383,840
2,000	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	2,102,600
2,500	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,814,050
2,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	1,827,020
1,745	Illinois Fin Auth Rev Silver Cross Hosp & Med Rfdg	6.000	08/15/23	1,787,194
1,500	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,502,160
1,500	Metropolitan Pier & Expo Auth IL Dedicated St Tax McCormick Pl Expn Proj A Rfdg	5.500	06/15/27	1,501,155
9,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec McCormick Rfdg (NATL Insd) (d)	0/5.400	06/15/19	9,258,973
1,492	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250	03/01/15	1,385,993
1,500	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	776,985

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$549	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000%	03/01/36	$440,518
425	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	381,824
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	552,730

				72,692,731

	Indiana 1.4%
500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/22	519,450
1,770	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (b)	7.125	06/01/34	1,670,933
3,000	Indiana Muni Pwr Agy Pwr Supply Indiana Muni Pwr Agy, Ser B	6.000	01/01/39	3,259,830
1,500	Indianapolis, IN Arpt Auth Rev Rfdg Spl Fac Fed Ex Corp Proj (AMT)	5.100	01/15/17	1,571,250
465	Indianapolis, IN Loc Pub Impt Ser D	6.750	02/01/14	508,329
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/11	130,027
140	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/12	120,435

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/13	$107,538
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/14	95,915
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/15	88,829
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/16	85,435
225	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (b)	*	06/30/17	131,870
1,500	Vigo Cnty, IN Hosp Auth Rev Union Hosp Inc (e)	5.500%	09/01/27	1,448,190

				9,738,031

	Iowa 1.8%
1,860	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/34	1,928,615
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,150,189
1,100	Iowa Fin Auth Hlthcare Fac Rev Madrid Home Proj	5.750	11/15/24	954,514
4,650	Iowa St Spl Oblig I Jobs Prog, Ser A (c) (l)	5.000	06/01/27	5,003,075
1,000	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	834,380
1,000	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.375	06/01/38	707,680

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$2,050	Tobacco Settlement Auth IA Tob Settlement Rev, Ser C	5.625%	06/01/46	$1,466,775

				12,045,228

	Kansas 1.1%
1,000	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (a)	5.000	12/01/23	1,026,730
1,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/29	1,612,425
3,000	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	2,471,760
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,438,096
1,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	783,140
400	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	309,328

				7,641,479

	Kentucky 1.8%
3,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.375	08/15/24	3,240,390
1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Baptist Hlthcare Sys, Ser A	5.625	08/15/27	1,087,850
1,500	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,561,050

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$4,000	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Sub, Ser A-1 (AGL Insd)	6.000%	12/01/33	$4,387,480
2,000	Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250	10/01/35	2,091,180

				12,367,950

	Louisiana 0.8%
1,364	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	831,508
1,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000	01/01/23	1,135,240
1,550	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	5.250	11/01/37	1,641,217
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (a)	6.000	10/01/38	2,084,200

				5,692,165

	Maryland 1.6%
1,000	Baltimore, MD Spl Oblig Spc Oblig, Ser A	7.000	09/01/38	1,014,120
2,000	Howard Cnty, MD Retirement Cmnty Vantage House Fac Rfdg, Ser B	5.250	04/01/37	1,481,640
3,105	Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev, Ser H (AMT)	5.050	09/01/32	3,169,957
1,460	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,498,778
1,030	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	1,046,974

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$2,000	Maryland St Trans Auth Grant & Rev Antic	5.250%	03/01/20	$2,372,240
300	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	270,030

				10,853,739

	Massachusetts 0.8%
1,000	Massachusetts St College Bldg, Ser A	5.500	05/01/39	1,079,370
2,400	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	1,780,008
2,000	Massachusetts St Dev Fin Agy Solid Waste Disp Rev Dominion Energy Brayton Rfdg, Ser 1 (a)	5.750	12/01/42	2,150,280
400	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (a)	5.000	07/01/13	400,520

				5,410,178

	Michigan 1.9%
2,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	2,025,840
2,195	Iron River, MI Hosp Fin Auth Rfdg Iron Cnty Cmnty Hosp	6.000	05/15/20	2,189,973
650	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.250	01/15/47	711,418
375	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (a)	5.500	01/15/47	416,947
5,000	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	4,793,800

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$1,610	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500%	01/01/21	$1,468,417
2,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,460,540

				13,066,935

	Minnesota 1.4%
450	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	439,335
1,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Rfdg Crest View Corp Proj A	5.700	07/01/42	889,150
380	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.700	11/01/22	369,805
750	Duluth, MN Hsg & Redev Auth Hlthcare & Hsg Rev Benedictine Hlth Ctr Proj	5.875	11/01/33	710,790
3,000	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.750	11/15/32	3,351,090
2,000	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	1,926,520
150	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	150,420
2,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,868,600

				9,705,710

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi 0.3%
$2,000	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875%	04/01/22	$2,005,200

	Missouri 3.8%
2,150	Cape Girardeau Cnty, MO Indl Dev St Francis Med Ctr	5.750	06/01/39	2,217,961
1,000	Carthage, MO Hosp Rev	5.750	04/01/22	877,890
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	867,490
3,000	Kansas City, MO Indl Dev Auth Plaza Lib Proj	6.000	03/01/16	3,052,950
500	Kansas City, MO Tax Increment Fin Comm Kansas City MO Maincor Proj, Ser A	5.250	03/01/18	495,610
1,600	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,607,008
635	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	605,218
2,700	Missouri St Environmental Impt & Energy Res Auth KC Pwr & LT Co Proj (AMT) (a)	4.900	05/01/38	2,847,933
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	1,111,968
3,325	Raytown, MO Annual Raytown Live Redev Plan Proj 1	5.125	12/01/31	3,297,103
1,300	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj Rfdg	5.000	11/15/35	1,020,149

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.375%	09/01/21	$987,950
3,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Friendship Vlg West Cnty, Ser A	5.500	09/01/28	2,809,920
500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	438,810
1,250	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,075,250
450	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	419,810
110	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	110,441
2,205	Springfield, MO Pub Bldg Corp Leasehold Rev, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,125,069

				25,968,530

	Montana 0.4%
2,600	Forsyth Mont Pollutn Ctl Rev Rfdg Portland Gen, Ser A	5.000	05/01/33	2,645,942

	Nebraska 0.3%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,070,870

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nebraska (continued)
$1,000	University NB Univ Rev Lincoln Student Fees & Fac, Ser A	5.250%	07/01/39	$1,069,630

				2,140,500

	Nevada 0.2%
70	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	61,961
620	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	5.850	08/01/18	585,987
535	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt-Anthem at Mesquite	6.000	08/01/27	456,997

				1,104,945

	New Hampshire 0.7%
385	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $376,827) (b)(h)	7.750	06/01/14	382,728
3,250	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (a)	7.125	07/01/27	3,422,218
1,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875	10/01/39	1,014,120

				4,819,066

	New Jersey 3.8%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	326,336
2,700	Landis, NJ Sew Auth Swr Rev Reg Cars (NATL Insd) (i)	9.191	09/19/19	3,494,961

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$700	Middlesex Cnty, NJ Util Auth Swr Rev Rfdg, Ser A (NATL Insd) (a)	6.250%	08/15/10	$704,193
750	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	646,808
1,450	New Jersey Econ Dev Auth Rev Msu Student Housing PJ-Provident Group-Montclair LLC, Ser AA	5.750	06/01/31	1,468,502
1,750	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,827,070
2,045	New Jersey Hlthcare Fac Fin Auth Rev Saint Josephs Hlthcare Sys	5.750	07/01/15	2,209,664
1,000	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	997,280
1,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,054,050
2,940	New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375	10/01/28	3,259,607
4,025	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,147,642
565	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500	01/01/16	673,785
2,725	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (f)	6.500	01/01/16	3,145,549
3,550	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	2,327,664

				26,283,111

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 0.6%
$1,000	Farmington, NM Pollutn Ctl Rev Pub Svc Co NM San Juan, Ser A (a)	5.200%	06/01/40	$1,005,190
1,950	Farmington, NM Pollutn Ctl Rev Pub Svc Co NM San Juan, Ser C	5.900	06/01/40	1,965,463
1,000	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (c)	6.375	08/01/32	1,110,140

				4,080,793

	New York 5.2%
1,280	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,329,024
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	549,753
5,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/35	976,400
5,000	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A	6.000	05/01/33	5,666,200
2,500	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	2,283,725
3,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	3,001,680
2,845	New York City, Ser B (NATL Insd)	5.875	08/01/15	2,886,025
2,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	2,131,640

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $750,000) (b)(h)(g)(j)	6.125%	02/15/19	$7
2,500	New York St Energy Resh & Dev Auth Gas Fac Reg (i)	11.671	04/01/20	2,595,575
3,000	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (i)	13.016	07/01/26	3,009,720
1,545	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Fin, Ser C	5.000	06/15/21	1,715,074
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (c)	5.000	03/15/28	2,164,080
6,000	Port Auth NY & NJ Cons One Hundred Forty Fourth (c)	5.000	10/01/35	6,294,840
1,300	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	1,068,145

				35,671,888

	North Carolina 0.5%
1,100	North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	982,355
1,100	North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625	10/01/38	1,136,157

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$1,000	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.625%	10/01/27	$947,600

				3,066,112

	North Dakota 0.4%
1,000	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	844,350
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	1,009,340
1,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	896,370

				2,750,060

	Ohio 4.7%
3,340	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (b)	6.250	09/01/20	2,782,487
500	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	430,435
4,750	Hamilton Cnty, OH Hlthcare Rev Life Enriching Cmnty Proj Rfdg, Ser A	5.000	01/01/37	4,180,570
4,810	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser H (AGL Insd)	5.000	02/01/24	5,035,829
3,000	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Rev Southn Pwr Co, Ser B (a)	5.800	12/01/38	3,160,890
2,850	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	3,099,489

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$4,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009-A	6.750%	01/15/39	$4,267,800
2,830	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.300	09/01/28	2,925,201
2,168	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Prog, Ser D (GNMA Collateralized) (AMT) (c)	5.400	03/01/33	2,232,260
1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (a)	5.875	06/01/33	1,094,780
1,750	Ohio St Wtr Dev Auth Solid Waste Rev Allied Waste Inc Proj, Ser A (AMT)	5.150	07/15/15	1,783,548
1,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	951,670

				31,944,959

	Oklahoma 1.0%
1,050	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,106,563
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/21	1,507,822
1,340	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/22	1,496,298
2,275	Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000	06/01/23	2,521,974
100	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	103,973

				6,736,630

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon 0.6%
$2,230	Clackamas Cnty, OR Hosp Fac Legacy Hlth Sys, Ser A	5.500%	07/15/35	$2,323,437
1,500	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B (Acquired 11/29/09, Cost $1,477,305)(h)	6.375	11/01/33	1,549,785

				3,873,222

	Pennsylvania 0.9%
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	797,540
1,885	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	1,413,335
1,750	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Exelon Generation, Ser A (a)	5.000	12/01/42	1,852,095
1,850	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,910,403

				5,973,373

	Rhode Island 0.3%
1,810	Rhode Island St Econ Dev Corp Arpt Rev, Ser A (AGL Insd) (AMT)	5.250	07/01/28	1,837,150
255	Rhode Island St Econ Dev Corp Rev	7.250	07/01/10	254,997

				2,092,147

	South Carolina 1.6%
700	Piedmont Muni Pwr Agy SC Elec Rev Rfdg	5.000	01/01/25	700,273

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,000	Piedmont Muni Pwr Agy SC Elec Rev, Ser A-2	5.000%	01/01/24	$2,085,060
500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	418,110
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	997,140
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.000	02/01/19	1,100,490
2,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.375	02/01/29	2,107,400
1,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	801,140
2,000	South Carolina St Pub Svc Auth Santee Cooper, Ser A	5.500	01/01/38	2,176,100
380	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	380,369

				10,766,082

	Tennessee 0.9%
1,000	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	939,890
4,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Rfdg, Ser B (NATL Insd) (Prerefunded @ 7/01/12)	7.750	07/01/29	4,497,800

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500%	07/01/36	$962,560

				6,400,250

	Texas 9.5%
3,615	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	3,551,195
440	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	254,250
500	Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke’s Lutheran Hosp (f)	7.000	05/01/21	675,810
1,100	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (a)	5.950	05/15/33	1,097,052
2,000	Capital Area Cultural Ed Fac Fin Corp TX Rev Roman Catholic Diocese (a)	6.125	04/01/45	2,013,620
5,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,027,700
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	501,525
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,003,380

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250%	12/01/35	$1,135,370
1,000	Harris Cnty, TX Sr Lien Toll Rd, Ser A	5.000	08/15/38	1,036,270
1,000	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser B	6.375	11/15/19	1,000,510
1,805	Hopkins Cnty, TX Hosp Dist Hosp Rev	5.500	02/15/23	1,696,844
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,147,175
3,000	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	3,279,930
2,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.200	01/01/21	2,062,420
2,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (a)	6.000	08/01/20	2,176,640
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625	01/01/33	1,043,780
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser A	6.000	01/01/23	2,202,600
2,000	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (a)	6.000	01/01/38	2,193,320
4,000	North TX Twy Auth Rev Toll 2nd Tier Rfdg, Ser F	6.125	01/01/31	4,257,640
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Buckner Retirement Svc Inc Proj	5.000	11/15/17	524,150

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.125%	11/15/29	$2,006,180
1,750	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	1,570,485
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,794,120
1,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/29	1,210,455
2,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	1,850,992
2,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	2,006,040
3,250	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	5.750	07/01/18	3,499,210
2,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	2,041,200
625	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev, Ser C-2 (GNMA Collateralized) (AMT)(i)	12.912	07/02/24	717,313
4,000	Texas St Trans Commn Mobility Fd (c)	5.000	04/01/28	4,318,080

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,000	Texas St Trans Commn Rev First Tier, Ser A	5.000%	04/01/20	$2,219,860
1,500	Texas Trans Commn Cent TX Tpk Sys Rev Rfdg First Tier Put (a)	5.000	08/15/42	1,531,965

				64,647,081

	Utah 1.3%
1,340	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(g)	7.800	09/01/15	36,582
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(g)	7.800	09/01/25	27,300
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (b)(g)	8.000	09/01/20	27,300
6,700	Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg	6.150	02/15/12	7,068,165
1,335	Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700	07/01/28	1,396,130
600	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	549,762

				9,105,239

	Vermont 0.1%
1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	859,980

	Virginia 1.1%
887	Farms New Kent VA Cmnty Dev Auth Spl Assmt, Ser A	5.125	03/01/36	630,267
1,300	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	1,059,747

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$1,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450%	09/01/37	$970,010
1,000	Virginia Small Business Fin Auth Rev Hampton Rd Proton (Acquired 8/07/09, Cost $983,180) (h)	8.000	07/01/19	1,056,020
2,000	Washington Cnty, VA Indl Dev Au Mtn Sts Hlth Alliance, Ser C	7.500	07/01/29	2,281,900
1,634	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,642,072

				7,640,016

	Washington 2.8%
1,000	FYI Ppty Wash Lease Rev WA St Dis Proj	5.500	06/01/39	1,056,210
950	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	821,693
2,000	Seattle, WA Muni Lt & Pwr Rev Rfdg & Impt	5.750	04/01/23	2,349,820
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.375	10/01/29	1,510,200
1,500	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	1,511,145
1,000	Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser A (AGM Insd)	5.250	08/15/28	1,044,980
1,100	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $1,100,000) (h)	6.000	01/01/27	1,004,366

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$9,000	Washington St Motor Vehicle Fuel, Ser 2010-B (c)	5.000%	08/01/30	$9,654,930

				18,953,344

	West Virginia 0.3%
1,000	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	965,680
250	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	228,985
855	Pleasants Cnty, WV Pollutn Ctl Rev Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	840,320

				2,034,985

	Wisconsin 4.8%
2,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	2,041,740
8,125	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT)	5.300	09/01/23	8,483,638
6,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.125	09/01/28	6,024,840
8,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser C (AMT) (c)	5.200	03/01/38	7,884,080
2,355	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	2,599,425

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$500	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.375%	02/15/29	$542,185
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625	02/15/39	1,084,930
1,945	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	1,707,068
1,250	Wisconsin St Hlth & Ed Fac Rfdg Catholic Residential Svcs	5.250	05/01/28	1,105,575
1,000	Wisconsin St Hlth & Ed Fac St Johns Cmnty Inc, Ser A	7.250	09/15/29	1,029,960

				32,503,441

	Wyoming 1.1%
4,000	Campbell Cnty, WY Solid Wst Fac Basin Elec Pwr Coop, Ser A	5.750	07/15/39	4,315,560
1,000	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.000	01/01/36	1,008,960
2,360	Wyoming Muni Pwr Agy Pwr Supply, Ser A	5.500	01/01/33	2,488,879

				7,813,399

	Puerto Rico 1.7%
2,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	2,046,880
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	2,014,280
2,200	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	2,208,888
2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,025,160

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$3,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250%	08/01/41	$2,963,610

				11,258,818

Total Investments 107.4%
(Cost $734,946,797)				733,324,344
Liability for Floating Rate Note Obligations Related to Securities Held (9.1%)
(Cost ($62,075,000))
(62,075)	Notes with interest rates ranging from 0.31% to 0.44% at June 30, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (k)			(62,075,000)

Total Net Investments 98.3%
(Cost $672,871,797)				671,249,344
Other Assets in Excess of Liabilities 1.7%				11,647,973

Net Assets 100.0%				$682,897,317

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Variable Rate Coupon

(b)	Security has been deemed illiquid.

(c)	Underlying security related to Inverse Floaters entered into by the Fund.

(d)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Escrowed to Maturity

(g)	Non-income producing security.

(h)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets.

(i)	Inverse Floating Rate. The interest rates shown reflect the rates in the effect at June 30, 2010.

(j)	This borrower has filed for protection in federal bankruptcy court.

(k)	Floating rate notes. The interest rates shown reflect the rates in the effect at June 30, 2010.

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued
(l)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Invesco Van Kampen Municipal Income Fund
Schedule of Investments — June 30, 2010 (Unaudited) continued
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds Issued by States of the United States and Political Subdivisions of the United States	$—	$733,324,344	$—	$733,324,344
Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,783,970
Aggregate unrealized (depreciation) of investment securities	-31,800,800

Net unrealized appreciation of investment securities	$(3,016,830)

Cost of investments for tax purposes is $674,269,237

Invesco Van Kampen New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
June 30, 2010

invesco.com/us	VK-NYTFI-QTR-1 06/10	Invesco Advisers, Inc.

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 102.0%
	New York 93.8%
$1,000	Albany, NY Indl Dev Agy Civic Fac Rev Albany Law Sch Univ, Ser A	5.000%	07/01/31	$964,720
400	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750	11/15/27	406,452
1,290	Albany, NY Indl Dev Agy Indl Dev Rev Albany College of Pharmacy, Ser A	5.625	12/01/34	1,275,591
2,175	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	*	07/15/34	458,664
275	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	285,532
275	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	285,249
625	Chautauqua Cnty, NY Indl Dev Agy Exempt Fac Rev Nrg-Dunkirk Pwr Proj	5.875	04/01/42	641,450
380	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	283,062
1,000	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	849,590
600	Essex Cnty, NY Indl Dev Agy Solid Waste Disp Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	584,490
1,250	Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac	5.750	06/01/22	1,289,987
795	Hempstead Town, NY Loc Dev Corp Rev Molloy College Proj	5.750	07/01/39	836,038

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,290	Islip, NY Res Recovery Agy Res 1985 Fac, Ser E (AGM Insd) (AMT)	5.750%	07/01/22	$1,358,770
1,000	Livingston Cnty, NY Indl Dev Agy Civic Fac Rev Nicholas H Noyes Mem Hosp	6.000	07/01/30	926,590
355	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500	05/01/33	390,681
700	Long Island Pwr Auth NY Elec Sys Rev, Ser A	5.000	04/01/23	748,286
500	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	508,995
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	770,685
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.000	11/15/34	1,051,130
750	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	806,692
1,320	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000	07/01/34	1,187,234
750	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	818,392
1,250	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	1,238,550
1,500	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500	02/15/18	1,561,020

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Hlth & Hosp Corp Rev Hlth Sys, Ser A (AGM Insd)	5.500%	02/15/19	$1,037,190
2,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser B1 (AMT)	5.150	11/01/37	2,020,520
750	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350	11/01/37	765,443
1,000	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser K (AMT)	5.000	11/01/37	996,980
1,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	913,490
715	New York City Indl Dev Agy Civic Fac Rev Staten Island Univ Hosp Proj, Ser B	6.375	07/01/31	719,855
1,405	New York City Indl Dev Agy Fac Rev Royal Charter-NY Presbyterian (AGM Insd)	5.375	12/15/16	1,518,117
500	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	500,280
250	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	249,635
890	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	804,231
1,000	New York City Indl Dev Agy Rev Queens Baseball Stadium-Pilot (AGL Insd)	6.500	01/01/46	1,110,180

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000%	05/01/25	$1,047,950
2,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (a)	5.500	01/01/20	2,078,760
4,000	New York City Muni Fin Auth Wtr & Swr Sys Rev, Ser D (b)	5.000	06/15/37	4,134,560
1,000	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,112,780
1,000	New York City, Ser F1	5.500	11/15/28	1,109,560
960	New York City Tr Cultural Res Rev American Museum Nat History, Ser A (NATL Insd) (b)	5.000	07/01/44	980,227
500	New York City Tr Cultural Res Rev Carnegie Hall, Ser A	5.000	12/01/39	512,825
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	544,675
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-2	6.000	07/15/33	570,020
1,560	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/27	1,699,885
500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	532,910
750	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 08/07/06, Cost $750,000) (c)(d)(e)(f)	6.125	02/15/19	7
1,000	New York, NY Sub, Ser I-1	5.250	04/01/32	1,079,980

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000%	07/01/27	$1,002,150
585	New York St Dorm Auth Rev City Univ Rfdg, Ser D (AGM Insd)	5.750	07/01/12	605,849
690	New York St Dorm Auth Rev City Univ Sys Cons, Ser B	6.000	07/01/14	747,236
1,000	New York St Dorm Auth Rev Dept Ed	5.250	07/01/21	1,070,430
1,000	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	1,026,010
1,040	New York St Dorm Auth Rev Insd NY St Rehab Assn, Ser A (AMBAC Insd)	5.500	07/01/15	1,103,690
1,250	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Ctr (NATL Insd)	5.500	07/01/23	1,436,875
1,200	New York St Dorm Auth Rev Miriam Osborn Mem Home, Ser B (ACA Insd)	6.375	07/01/29	1,207,476
1,500	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	1,649,715
1,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	1,009,280
500	New York St Dorm Auth Rev Non St Supported Debt Manhattan Marymount	5.250	07/01/29	501,780

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,250	New York St Dorm Auth Rev Non St Supported Debt Mount Sinai Sch of Medicine	5.125%	07/01/39	$1,256,713
750	New York St Dorm Auth Rev Non St Supported Debt North Shore LI Jewish, Ser A	5.500	05/01/37	772,148
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	1,042,000
2,000	New York St Dorm Auth Rev Non St Supported Debt Providence Rest (ACA Insd)	5.250	07/01/25	1,566,820
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Bd Fin Pgm, Ser C	7.500	04/01/39	2,394,360
1,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Fin Pgm, Ser C (AGL Insd)	5.000	10/01/24	1,087,940
1,000	New York St Dorm Auth Rev Non St Supported Debt NY Univ, Ser C	5.000	07/01/38	1,041,470
1,000	New York St Dorm Auth Rev Sec Insd NY Univ Insd, Ser 1 (BHAC Insd)	5.500	07/01/31	1,159,410
1,000	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	1,067,200
500	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (AGM Insd)	5.000	02/15/27	530,320

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (AGM Insd) (AMT)	5.250%	02/15/28	$2,009,060
1,000	New York St Dorm Auth St Pers Income Tax Rev Ed, Ser B	5.750	03/15/36	1,133,840
500	New York St Energy Resh & Dev Auth Gas Fac Rev Regr Ribs Brooklyn Union Gas, Ser B (AMT) (g)	13.016	07/01/26	501,620
750	New York St Environmental Fac Corp Rev, Ser C	5.000	10/15/39	799,575
500	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Pooled Fin Pgm, Ser I	5.250	09/15/19	543,065
1,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000	04/01/25	1,084,270
500	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	531,000
570	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	539,385
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	1,999,360
1,000	Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev Franciscan Heights LP Proj, Ser A (SONYMA Insd) (AMT) (LOC:
	JPMorgan Chase Bank)	5.375	12/01/36	997,850
1,000	Rockland Cnty, NY Solid Waste, Ser B (AMBAC Insd) (AMT)	5.000	12/15/23	1,003,150

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$500	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (a)(h)	6.625%	10/01/35	$503,090
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (h)	5.000	12/01/23	821,650
1,385	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (h)	5.375	01/01/27	1,100,133
825	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc League Suffolk Cnty (LOC:
	Fleet National Bank)	5.000	11/01/34	841,360
250	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	251,010
250	Tompkins Cnty, NY Indl Dev Agy Rev Civic Fac Cornell Univ	5.000	07/01/37	264,418
750	Troy, NY Cap Resource Corp Rev Rensselaer Polytechnic, Ser A	5.000	09/01/30	768,585
750	Tsasc, Inc NY, Ser 1	5.000	06/01/34	590,790
2,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	1,563,400
1,000	Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev Rfdg (AMBAC Insd)	5.250	03/01/18	1,080,620
1,000	United Nations Dev Corp NY Rev Rfdg, Ser A	5.000	07/01/25	1,069,520
160	Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev (AMBAC Insd)	5.750	04/01/20	162,211
300	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Proj, Ser A	5.750	08/01/28	270,648

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (AGM Insd)	5.000%	12/01/35	$1,004,010
500	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	496,520
1,000	Westchester Cnty, NY Indl Dev Guiding Eyes for the Blind	5.375	08/01/24	1,013,660
1,500	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	1,148,580

				92,939,162

	Guam 1.6%
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	1,281,912
265	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	260,641

				1,542,553

	Puerto Rico 4.5%
400	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	416,196
500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	503,570
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,082,290
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	529,250
1,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (a) (Prerefunded @ 08/01/11)	5.000	08/01/39	1,048,020

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$315	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375%	08/01/39	$316,273
600	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	592,722

				4,488,321

	U.S. Virgin Islands 2.1%
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,015,500
500	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	559,790
500	Virgin Islands Pub Fin Auth Rev Sr Lien/Cap Proj, Ser A-1	5.000	10/01/39	486,480

				2,061,770

Total Investments 102.0% (Cost $100,038,114)				101,031,806
Liability for Floating Rate Note Obligations Related to Securities Held (3.3%) (Cost ($3,270,000))
(3,270)	Notes with interest rates ranging from 0.31% to 0.34% at June 30, 2010, and contractual maturities of collateral ranging from 2037 to 2044 (i)			(3,270,000)

Total Net Investments 98.7% (Cost $96,768,114)				97,761,806
Other Assets in Excess of Liabilities 1.3%				1,311,459

Net Assets 100.0%				$99,073,265

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued

(a)	Variable Rate Coupon

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise less than 0.1% of net assets.

(d)	Non-income producing as security is in default.

(e)	Security has been deemed illiquid.

(f)	This borrower has filed for protection in federal bankruptcy court.

(g)	Inverse Floating Rate. The interest rates shown reflect the rates in effect at June 30, 2010.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at June 30, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
SONYMA — State of New York Mortgage Agency
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based

Invesco Van Kampen New York Tax Free Income Fund
Portfolio of Investments — June 30, 2010 (Unaudited) continued
on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments.

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$99,749,894	$—	$99,749,894
Issued by Foreign Governments	$—	$1,281,912	$—	$1,281,912
Total	$—	$101,031,806	$—	$101,031,806

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,349,949

Aggregate unrealized (depreciation) of investment securities	-3,166,481

Net unrealized appreciation of investment securities	$183,468

Cost of Investments for tax purposes is $100,848,338

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: August 27, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.